Item 1. Report to Shareholders

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months       Year
                  Ended      Ended
                6/30/04   12/31/03   12/31/02   12/31/01    12/31/00   12/31/99

NET ASSET VALUE

Beginning of
period         $  11.27   $   7.94   $   9.77   $  11.12   $  14.05   $  11.02

Investment
activities
  Net investment
  income (loss)    0.04       0.07       0.06       0.10       0.09       0.10

  Net realized
  and unrealized
  gain (loss)      0.63       3.33      (1.83)     (1.17)     (2.26)      3.56

  Total from
  investment
  activities       0.67       3.40      (1.77)     (1.07)     (2.17)      3.66

Distributions
  Net investment
  income            --       (0.07)     (0.06)     (0.10)     (0.09)     (0.10)

  Net realized
  gain              --         --         --       (0.18)     (0.67)     (0.53)

  Total
  distributions     --       (0.07)     (0.06)     (0.28)     (0.76)     (0.63)

NET ASSET VALUE

End of period  $  11.94   $  11.27   $   7.94   $   9.77   $  11.12   $  14.05
                ---------------------------------------------------------------
Ratios/
Supplemental
Data

Total return^      5.94%     42.85%    (18.12)%    (9.55)%   (15.58)%    33.72%

Ratio of
total expenses
to average
net assets         0.40%+     0.40%       0.40%      0.40%      0.40%     0.40%

Ratio of net
investment income
(loss) to average
net assets         0.70%+     0.89%       0.74%      0.96%      0.78%     1.04%

Portfolio
turnover rate       9.4%+      8.5%       21.0%      31.3%      30.5%     23.4%

Net assets,
end of period
(in thousands) $ 138,742  $ 118,880    $ 66,658   $ 77,331   $ 86,322  $ 54,219

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                  Shares/$ Par                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)


COMMON STOCKS   95.8%

CONSUMER DISCRETIONARY 18.2%

Auto Components   0.6%

Lear                                                 2,900                  171

Gentex                                               3,000                  119

Borg-Warner                                          2,200                   96

American Axle & Manufacturing Holdings               2,200                   80

Arvinmeritor                                         3,225                   63

Drew Industries *                                    1,200                   49

Modine Manufacturing                                 1,300                   41

Bandag                                                 700                   31

Sauer-Danfoss                                        1,800                   31

Keystone Automotive *                                1,100                   31

Aftermarket Technology *                             1,800                   30

Superior Industries International (ss.)                700                   23

IMPCO Technologies *(ss.)                            2,900                   18

Collins & Aikman *(ss.)                              2,900                   16

Standard Motor Products                              1,100                   16

Noble International                                    500                   12

Tower Automotive *(ss.)                              3,300                   12

Rockford Corporation *(ss.)                          2,600                   12

Sports Resorts International *(ss.)                  2,900                   11

Amcast Industrial *(ss.)                             2,200                    6

Dura Automotive Systems *                              500                    5

Universal Automotive *                               3,200                    3

Edelbrock (ss.)                                        100                    2

                                                                            878

Automobiles   0.2%

Thor Industries                                      2,200                   74

Winnebago (ss.)                                      1,200                   45

Monaco Coach                                         1,500                   42

Fleetwood *                                          2,500                   36

National RV Holdings *                               1,600                   24

Coachmen Industries                                    700                   11

Distributors   0.1%

WESCO International *(ss.)                           2,300                   42

Handleman                                            1,300                   30

Source Information Management *                      1,900                   21

Advanced Marketing Services (ss.)                      900                   12

ACR Group *(ss.)                                     3,300                    6

Eagle Supply Group *(ss.)                            2,100                    5

Transnet                                             2,200                    4

Educational Development                                300                    3

                                                                            123

Hotels, Restaurants & Leisure   2.8%

Royal Caribbean Cruises (ss.)                        8,010                  347

MGM Mirage *                                         6,296                  296

Caesars Entertainment *                             12,500                  188

Mandalay Resort Group                                2,700                  185

Wynn Resorts *(ss.)                                  3,500                  135

Station Casinos                                      2,750                  133

Outback Steakhouse                                   3,200                  132

Brinker *(ss.)                                       3,850                  131

GTECH                                                2,400                  111

International Speedway, Class A                      2,100                  102

Boyd Gaming                                          3,200                   85

The Cheesecake Factory *                             2,050                   82

Choice Hotels International                          1,600                   80

Applebee's                                           3,375                   78

Ruby Tuesday                                         2,800                   77

Cracker Barrel                                       2,400                   74

Cedar Fair (ss.)                                     2,300                   73

Speedway Motorsports (ss.)                           1,800                   60

Argosy Gaming *                                      1,600                   60

La Quinta Properties *                               6,500                   55

Sonic *                                              2,362                   54

Gaylord Entertainment *(ss.)                         1,700                   53

Penn National Gaming *                               1,600                   53

PF Chang's China Bistro *(ss.)                       1,200                   49

Aztar *                                              1,700                   48

Shuffle Master *(ss.)                                1,299                   47

Rare Hospitality International *                     1,850                   46

Krispy Kreme *(ss.)                                  2,400                   46

Jack In The Box *                                    1,500                   45

Scientific Games *(ss.)                              2,300                   44

Alliance Gaming *(ss.)                               2,400                   41

Bob Evans Farms                                      1,500                   41

CEC Entertainment *                                  1,350                   40

IHOP (ss.)                                           1,100                   39

Landry's Seafood Restaurant                          1,300                   39

WMS Industries *(ss.)                                1,300                   39

Panera Bread, Class A *(ss.)                         1,000                   36

Ameristar Casinos                                    1,000                   34

CKR Restaurants *(ss.)                               2,450                   33

Papa John's International *(ss.)                     1,100                   33

Multimedia Games *(ss.)                              1,200                   32

Six Flags *                                          4,400                   32

Boca Resorts *(ss.)                                  1,600                   32

Triarc, Class B (ss.)                                2,900                   29

Vail Resorts *                                       1,500                   29

Ryans Restaurant *                                   1,700                   27

MTR Gaming Group *                                   2,300                   25

Lone Star Steakhouse & Saloon                          900                   24

Pinnacle Entertainment *                             1,900                   24

Frisch's Restaurants                                   800                   24

Famous Dave's of America *                           3,000                   23

Dave & Buster *                                      1,200                   23

Marcus                                               1,300                   22

Prime Hospitality *                                  2,000                   21

O' Charley's *                                       1,200                   21

Churchill Downs                                        500                   20

Isle of Capri Casinos *                              1,100                   19

California Pizza Kitchen *                             900                   17

Red Robin Gourmet Burgers *(ss.)                       600                   16

Steak 'N Shake *                                       900                   16

BUCA *(ss.)                                          2,400                   13

Dover Motorsports                                    3,100                   12

Archon Corporation *(ss.)                            1,400                    8

Bally Total Fitness Holdings *(ss.)                  1,500                    8

Diamondhead Casino *                                10,500                    7

Dover Downs Gaming & Entertainment                     490                    6

Golf Trust of America *                              1,900                    5

Wyndham International, Class A *                     4,400                    4

Schlotzsky's *(ss.)                                  2,100                    4

Bowl America, Class A                                  300                    4

Paul-Son Gaming *                                      600                    2

                                                                          3,893

Household Durables   1.9%

Lennar, Class A (ss.)                                6,628                  296

D. R. Horton                                        10,013                  284

Harman International                                 2,740                  249

Mohawk Industries *                                  2,954                  217

NVR *(ss.)                                             280                  136

Toll Brothers *(ss.)                                 2,900                  123

MDC Holdings                                         1,504                   96

Hovnanian Enterprises *(ss.)                         2,440                   85

Ryland Group                                           930                   73

Yankee Candle Company *                              2,400                   70

American Greetings, Class A *                        3,000                   69

Standard Pacific                                     1,400                   69

Blyth Industries                                     2,000                   69

Furniture Brands International                       2,300                   58

Beazer Homes (ss.)                                     550                   55

Ethan Allen Interiors (ss.)                          1,500                   54

Meritage *(ss.)                                        700                   48

La-Z Boy (ss.)                                       2,600                   47

Tupperware                                           2,400                   47

Jarden *                                             1,250                   45

Champion Enterprises *(ss.)                          4,800                   44

Helen of Troy Limited *(ss.)                         1,100                   40

Rayovac *                                            1,400                   39

Technical Olympic USA (ss.)                          1,650                   37

WCI Communities *                                    1,600                   36

Brookfield Homes                                     1,200                   31

Kimball International                                1,600                   24

Department 56 *                                      1,400                   22

Russ Berrie                                          1,100                   21

Flexsteel Industries                                   900                   21

Stanley Furniture                                      500                   21

Universal Electronics *                              1,200                   21

Palm Harbor Homes *(ss.)                             1,100                   19

Knape & Vogt Manufacturing                           1,400                   18

Libbey                                                 600                   17

Skyline                                                400                   16

Enesco Group *                                       1,800                   16

Applica *                                            1,300                   12

Emerson Radio Corporation *(ss.)                     2,700                    8

Foamex International *(ss.)                          1,700                    8

Brillian *(ss.)                                        237                    2

Oneida *(ss.)                                          500                    1

                                                                          2,664

Internet & Catalog Retail   1.0%

Amazon.com *(ss.)                                   17,100                  930

Netflix *(ss.)                                       2,400                   86

priceline.com *(ss.)                                 2,033                   55

GSI Commerce *                                       3,700                   36

Coldwater Creek *                                    1,275                   34

Insight Enterprises *                                1,900                   34

Overstock.com *(ss.)                                   700                   27

Blue Nile *                                            700                   26

J. Jill Group *                                      1,050                   25

ValueVision International *                          1,600                   21

1-800-Flowers.com *                                  2,500                   20

Alloy Online *(ss.)                                  3,200                   20

Ideamall *(ss.)                                        500                    9

Drugstore.com *                                      2,600                    9

Bluefly *                                            2,600                    6

Hollywood Media *(ss.)                               1,300                    5

Sportsmans Guide *(ss.)                                200                    5

Mediabay *                                           3,800                    1

                                                                          1,349

Leisure Equipment & Products   0.4%

Polaris Industries (ss.)                             1,900                   91

Marvel Enterprises *(ss.)                            4,199                   82

SCP Pool                                             1,075                   48

Oakley                                               3,400                   44

Callaway Golf                                        3,800                   43

JAKKS Pacific *(ss.)                                 1,300                   27

Nautilus Group (ss.)                                 1,337                   26

RC2 Corporation *                                      700                   25

Leapfrog Enterprises *(ss.)                          1,200                   24

Arctic Cat                                             857                   24

K2 *                                                 1,500                   23

MarineMax *                                            800                   23

Steinway Musical Instruments *                         600                   21

Action Performance (ss.)                             1,200                   18

Johnson Outside *                                      700                   14

Boyds Collection *(ss.)                              2,700                    9

Travis Boats And Motors *                            7,800                    6

                                                                            548

Media   6.2%

Liberty Media, Class A *                           121,575                1,093

DIRECTV *                                           58,279                  997

Cox Communications*                                 25,045                  696

Fox Entertainment Group*                            18,100                  483

Washington Post, Class B                               400                  372

Scripps, Class A                                     3,320                  349

EchoStar Communications,
Class A *                                           10,400                  320

Liberty Media, Series A*                             5,683                  211

XM Satellite Radio Holdings, Class A *(ss.)          7,500                  205

Cablevision Systems, Class A *(ss.)                  9,260                  182

Pixar *(ss.)                                         2,500                  174

Sirius Satellite Radio *(ss.)                       48,700                  150

Lamar Advertising, Class A *                         3,400                  147

Getty Images *                                       2,400                  144

PanAmSat *(ss.)                                      5,900                  137

Belo Corporation                                     5,000                  134

McClatchy                                            1,900                  133

Unitedglobalcom *                                   16,800                  122

Metro Goldwyn Mayer *(ss.)                          10,000                  121

Lee Enterprises                                      2,200                  106

Westwood One *                                       4,100                   98

Gemstar TV Guide *(ss.)                             18,900                   91

Harte-Hanks                                          3,550                   87

Entercom Communications *                            2,300                   86

Hearst-Argyle Television                             3,191                   82

Citadel Broadcasting *                               5,500                   80

John Wiley & Sons                                    2,500                   80

Radio One *                                          4,400                   71

Valassis Communications *                            2,300                   70

R.H. Donnelley *                                     1,600                   70

Grey Advertising                                        70                   69

Hollinger International (ss.)                        4,000                   67

Interactive Data *                                   3,700                   64

Media General                                        1,000                   64

Reader's Digest, Class A                             3,900                   62

Journal Communications                               3,200                   60

Arbitron *                                           1,600                   58

Charter Communications *(ss.)                       13,400                   52

Scholastic *                                         1,600                   48

ADVO                                                 1,350                   44

Emmis Communications, Class A *                      2,100                   44

Catalina Marketing *(ss.)                            2,250                   41

Journal Register *                                   2,000                   40

Regal Entertainment Group (ss.)                      2,100                   38

Liberty                                                800                   38

Cumulus Media, Class A *                             2,005                   34

Information Holdings *                               1,200                   33

Salem Communications, Class A *                      1,200                   32

LIN TV *                                             1,500                   32

ProQuest *(ss.)                                      1,100                   30

Cox Radio, Class A *                                 1,700                   29

Entravision Communications *                         3,844                   29

Mediacom Communications *(ss.)                       3,700                   29

TiVo *(ss.)                                          4,000                   28

Primedia *                                           9,236                   26

Harris Interactive *                                 3,600                   24

Crown Media *(ss.)                                   2,700                   23

Sinclair Broadcast Group, Class A (ss.)              2,200                   23

Insight Communications, Class A *(ss.)               2,400                   22

Cadmus Communications                                1,500                   22

AMC Entertainment *                                  1,400                   21

Saga Communications *                                1,150                   21

Daily Journal *                                        600                   20

Fisher Companies *                                     400                   20

Pulitzer                                               400                   20

4Kids Entertainment *(ss.)                             800                   19

Regent Communications *                              3,000                   19

Young Broadcasting, Class A *(ss.)                   1,400                   18

LodgeNet Entertainment *(ss.)                        1,100                   18

Beasley Broadcast Group *                            1,200                   18

Spanish Broadcasting, Class A *                      1,900                   18

Navarre *(ss.)                                       1,200                   17

Playboy Enterprises, Class B *(ss.)                  1,400                   16

Paxson Communications *                              4,500                   15

Value Line (ss.)                                       400                   14

Acme Communications *                                1,700                   12

Equity Marketing *                                     800                   10

APAC TeleServices *(ss.)                             5,100                    9

Digital Generation Systems *                         5,200                    8

Pegasus Communications, Class A *(ss.)                 200                    5

Rentrak *                                              500                    5

Insignia Systems *                                     700                    1

Penton Media *                                       1,700                    1

                                                                          8,621

Multiline Retail   0.6%

Kmart *(ss.)                                         3,900                  280

Dollar Tree Stores *                                 5,225                  143

Neiman Marcus, Class A                               2,300                  128

Saks                                                 5,675                   85

Tuesday Morning *                                    1,600                   46

99 Cents Only Stores *(ss.)                          2,665                   41

Fred's (ss.)                                         1,525                   34

Bon-Ton Stores (ss.)                                 1,600                   23

Shopko Stores *(ss.)                                 1,600                   23

                                                                            803

Specialty Retail   3.3%

PETsMART                                             5,800                  188

Weight Watchers *(ss.)                               4,500                  176

Ross Stores                                          6,300                  169

Chico's *                                            3,700                  167

Williams-Sonoma *                                    4,900                  162

Abercrombie & Fitch, Class A                         4,000                  155

Michaels Stores                                      2,700                  149

Foot Locker                                          5,900                  144

Advanced Auto Parts *                                3,112                  137

CarMax *                                             4,600                  101

O'Reilly Automotive *(ss.)                           2,200                   99

Rent-A-Center *                                      3,150                   94

Talbots                                              2,400                   94

Barnes & Noble *                                     2,700                   92

Urban Outfitters *(ss.)                              1,500                   91

Regis                                                2,000                   89

American Eagle Outfitters *                          2,900                   84

Claire's Stores                                      3,800                   82

Petco *                                              2,400                   77

TSC                                                  1,800                   75

Pier 1 Imports                                       4,000                   71

Borders Group                                        3,000                   70

Aeropostale *                                        2,550                   69

Zale *                                               2,400                   65

Pacific Sunwear *                                    3,325                   65

Pep Boys (ss.)                                       2,400                   61

Hot Topic *                                          2,450                   50

Linens 'n Things *                                   1,700                   50

United Auto Group                                    1,600                   49

Select Comfort *                                     1,700                   48

Men's Wearhouse *                                    1,800                   48

Dicks Sporting Goods *(ss.)                          1,400                   47

Charming Shoppes *                                   5,200                   46

Guitar Center *                                      1,000                   44

Stein Mart *                                         2,700                   44

Trans World Entertainment *(ss.)                     4,200                   42

Aaron Rents, Class B                                 1,250                   41

Burlington Coat Factory                              2,100                   41

Payless Shoesource *                                 2,715                   40

Stage Stores *                                       1,000                   38

West Marine *(ss.)                                   1,400                   38

Hibbett Sporting Goods *                             1,312                   36

Big 5 Sporting Goods *                               1,300                   34

Asbury Automotive Group *                            2,200                   33

The Children's Place *                               1,400                   33

Cost Plus *                                          1,000                   32

Aaron Rents, Class A                                 1,050                   32

Hollywood Entertainment *                            2,300                   31

Blockbuster (ss.)                                    2,000                   30

bebe stores *(ss.)                                   1,500                   30

Restoration Hardware *(ss.)                          4,100                   30

Winmark *                                            1,200                   30

Cato Corporation                                     1,300                   29

CSK Auto *                                           1,700                   29

Dress Barn *                                         1,700                   29

Electronics Boutique Holdings *(ss.)                 1,100                   29

Sonic Automotive, Class A                            1,300                   29

The Sports Authority (ss.)                             796                   29

Genesco *                                            1,200                   28

Buckle                                               1,000                   28

Guess ? *                                            1,700                   27

Christopher & Banks                                  1,512                   27

Too *                                                1,600                   27

Group One Automotive *                                 800                   27

E Com *                                              2,900                   27

TBC Corporation *                                    1,100                   26

Charlotte Russe Holding *                            1,200                   26

Movie Gallery (ss.)                                  1,300                   25

Sharper Image *(ss.)                                   800                   25

Lithia Motors                                        1,000                   25

AC Moore Arts & Crafts *                               800                   22

The Finish Line, Class A *                             700                   21

Hancock Fabrics                                      1,600                   20

Party City *                                         1,500                   19

Rent Way *(ss.)                                      2,000                   18

Haverty Furniture                                    1,000                   17

Gymboree *                                           1,100                   17

Mothers Work *(ss.)                                    700                   14

Rex Stores *                                         1,150                   14

Cole National *(ss.)                                   600                   14

Shoe Carnival *                                        900                   14

Tweeter Home Entertainment Group *                   2,500                   14

Finlay Enterprises *                                   700                   13

Syms *(ss.)                                          1,400                   13

Building Materials Holdings                            600                   11

Pomeroy Computer Resources                             900                   11

Wet Seal *(ss.)                                      1,875                   10

Whitehall Jewellers *(ss.)                           1,200                    9

Wilsons Leather *                                    1,900                    7

Ultimate Electronics *(ss.)                          1,000                    5

United Retail Group *                                1,000                    3

                                                                          4,621

Textiles, Apparel, &
Luxury Goods   1.1%

Coach *                                              8,000                  362

Polo Ralph Lauren                                    4,200                  145

Timberland, Class A *                                1,600                  103

Columbia Sportswear *                                1,650                   90

Fossil *                                             3,087                   84

Quiksilver *                                         2,700                   64

Kellwood                                             1,200                   52

Brown Group                                          1,100                   45

K-Swiss (ss.)                                        2,000                   40

Wolverine World Wide                                 1,300                   34

Stride Rite                                          2,800                   31

Maxwell Shoe *                                       1,200                   28

Movado Group                                         1,600                   28

Cherokee (ss.)                                       1,100                   28

Kenneth Cole Productions                               800                   27

UniFirst                                               900                   26

Saucony (ss.)                                        1,200                   25

Russell (ss.)                                        1,400                   25

Phillips-Van Heusen                                  1,300                   25

Madden Steven *                                      1,200                   24

Oshkosh B'Gosh                                         900                   23

Weyco Group (ss.)                                      600                   21

Haggar                                               1,000                   20

Tandy Brands                                         1,400                   19

Superior Uniform Group (ss.)                         1,200                   19

Culp *                                               2,400                   19

Cutter & Buck                                        1,500                   16

Quaker Fabric                                        1,900                   15

Lazare Kaplan International *                        1,600                   14

Mossimo *                                            3,300                   12

Unifi *                                              3,200                    9

Forward Industries *                                 2,300                    6

Burke Mills *                                        3,800                    5

Charles & Colvard *(ss.)                               700                    4

Giant Group *                                        1,800                    4

Movie Star *                                         2,500                    4

Marisa Christina *                                   2,700                    3

Tarrant Apparel *(ss.)                               2,400                    3

                                                                          1,502

Total Consumer Discretionary                                             25,234


CONSUMER STAPLES   3.5%

Beverages   0.3%

Constellation Brands *                               4,600                  171

PepsiAmericas                                        6,400                  136

Midwest Grain Products (ss.)                           900                   35

Coca-Cola Bottling                                     500                   29

National Beverage *                                  2,000                   20

Chalone Wine Group *(ss.)                            1,500                   16

Robert Mondavi *                                       400                   15

Willamette Valley Vineyards *(ss.)                   2,700                    6

                                                                            428

Food & Staples Retailing   0.7%

Whole Foods Market                                   2,600                  248

Rite Aid *                                          21,900                  114

7-Eleven *                                           4,200                   75

BJ's Wholesale Club *                                2,600                   65

Nash Finch (ss.)                                     2,200                   55

United Natural Foods *                               1,800                   52

Performance Food Group *(ss.)                        1,900                   51

Longs Drug Stores (ss.)                              1,600                   38

Ruddick                                              1,700                   38

Weis Markets                                         1,000                   35

Casey's General Stores                               1,900                   35

Great Atlantic & Pacific Tea Company *(ss.)          2,900                   22

Smart & Final *                                      1,800                   22

Marsh Supermarkets (ss.)                             1,500                   20

Wild Oats Markets *(ss.)                             1,400                   20

Duane Reade *                                        1,100                   18

Arden Group (ss.)                                      200                   18

Pathmark Stores *                                    2,000                   15

PriceSmart *(ss.)                                    1,500                   10

Fresh Brands                                           800                    6

                                                                            957

Food Products   1.8%

Kraft Foods                                         11,500                  364

Tyson Foods                                         14,719                  308

Dean Foods *                                         6,358                  237

Hormel Foods                                         5,500                  171

Bunge Limited                                        4,300                  168

Smithfield Foods *                                   4,300                  127

J.M. Smucker Company                                 2,336                  107

Del Monte Foods *                                    8,600                   87

Pilgrim's Pride (ss.)                                2,700                   78

Corn Products International (ss.)                    1,500                   70

Lancaster Colony                                     1,600                   67

Tootsie Roll Industries                              1,993                   65

Fresh Del Monte Produce (ss.)                        2,500                   63

Flowers Foods                                        1,710                   45

Chiquita Brands *                                    2,100                   44

Ralcorp Holdings *                                   1,200                   42

Sanderson Farms (ss.)                                  750                   40

Delta Pine & Land                                    1,700                   37

Central Garden & Pet *                                 900                   32

Rocky Mountain Chocolate Factory                     2,422                   31

Lifeway Foods *(ss.)                                 1,800                   27

Riviana Foods                                        1,000                   26

Seabord                                                 50                   25

Zapata Corporation *                                   400                   25

Alico (ss.)                                            600                   24

Peet's Coffee & Tea *                                  900                   23

Interstate Bakeries                                  1,900                   21

J & J Snack Foods *                                    500                   20

Maui Land & Pineapple *(ss.)                           600                   20

Hain Celestial Group *                               1,100                   20

Farmer Bros. (ss.)                                     700                   19

American Italian Pasta, Class A (ss.)                  600                   18

Lance                                                1,100                   17

Green Mountain Coffee Roasters *(ss.)                  800                   15

Bridgford Foods (ss.)                                1,000                    8

Cuisine Solutions *                                  4,500                    8

                                                                          2,499

Household Products   0.2%

Energizer *                                          3,400                  153

Church & Dwight                                      1,700                   78

Oil-Dri                                              1,800                   30

Katy Industries *                                    1,700                    8

                                                                            269

Personal Products   0.4%

Estee Lauder, Class A                                5,200                  254

NBTY *                                               2,800                   82

Nu Skin Asia Pacific, Class A (ss.)                  2,900                   73

Chattem *(ss.)                                       1,300                   38

Inter Parfums (ss.)                                  1,800                   37

Elizabeth Arden *                                    1,600                   34

Playtex Products *                                   3,000                   23

Del Laboratories                                       551                   17

Revlon *(ss.)                                        1,300                    4

                                                                            562

Tobacco   0.1%

Universal Corporation                                1,200                   61

Vector Group (ss.)                                   1,610                   26

Standard Commercial                                    900                   16

DiMon                                                1,900                   11

Star Scientific *(ss.)                               2,500                   10

                                                                            124

Total Consumer Staples                                                    4,839

ENERGY   5.1%

Energy Equipment & Services   2.0%

GlobalSantaFe                                        9,759                  259

Weatherford International *                          5,490                  247

Smith International *                                4,100                  229

ENSCO International                                  5,900                  172

Diamond Offshore Drilling (ss.)                      5,200                  124

Cooper Cameron *                                     2,300                  112

Patterson-UTI Energy                                 3,300                  110

National Oilwell *                                   3,400                  107

Varco International *                                4,311                   94

Pride International *                                5,500                   94

Grant Prideco *                                      5,090                   94

FMC Technologies *                                   2,800                   81

Tidewater                                            2,400                   72

Unit *                                               2,100                   66

Dawson Geophysical *(ss.)                            2,900                   63

Maverick Tube *                                      1,900                   50

Helmerich & Payne                                    1,900                   50

Key Energy Services *                                5,100                   48

Carbo Ceramics (ss.)                                   600                   41

Universal Compression Holdings *                     1,300                   40

Seacor Smit *                                          900                   40

Cal Dive International *                             1,300                   39

Veritas DGC *(ss.)                                   1,700                   39

Lone Star Technologies *                             1,310                   36

Oil States International *                           2,300                   35

Hanover Compressor *(ss.)                            2,900                   34

Oceaneering International *                          1,000                   34

NS Group *                                           2,000                   33

Hydril *                                               900                   28

W-H Energy Services *                                1,400                   27

Superior Energy *                                    2,700                   27

Dril-Quip *                                          1,400                   26

Offshore Logistics *                                   900                   25

Gulfmark Offshore *                                  1,600                   25

Parker Drilling *                                    6,500                   25

Grey Wolf *                                          5,800                   25

Input/Output *(ss.)                                  2,900                   24

Gulf Island Fabrication                              1,100                   24

Global Industries *                                  4,000                   23

TETRA Technologies *                                   750                   20

Matrix Service *(ss.)                                2,200                   20

Newpark Resources *                                  3,000                   19

Atwood Oceanics *                                      400                   17

Omni Energy Services *(ss.)                          1,900                   10

NATCO Group *                                        1,200                    9

Torch Offshore *                                     2,500                    7

Petroleum Helicopters *(ss.)                           300                    6

Trico Marine Services *                              3,100                    1

Horizon Offshore *(ss.)                              1,300                    1

                                                                          2,832

Oil & Gas   3.1%

XTO Energy                                          10,857                  323

Murphy Oil                                           4,060                  299

Enterprise Products Partners *(ss.)                  8,600                  183

Pioneer Natural Resources                            4,700                  165

Chesapeake Energy                                    9,800                  144

Premcor *                                            3,700                  139

Ultra Petroleum *                                    3,600                  134

Newfield Exploration *                               2,400                  134

Pogo Producing                                       2,600                  129

Noble Energy                                         2,200                  112

Teppco Partners *(ss.)                               2,600                   99

Western Gas Resources (ss.)                          3,000                   98

Quicksilver Resources *(ss.)                         1,400                   94

Evergreen Resources *                                2,000                   81

Plains All American Pipeline *(ss.)                  2,400                   80

Patina Oil & Gas                                     2,574                   77

Kinder Morgan Management                             1,960                   72

Tesoro Petroleum *                                   2,500                   69

Cabot Oil & Gas                                      1,600                   68

Plains Exploration & Production *                    3,606                   66

Houston Exploration *                                1,200                   62

Cimarex Energy *                                     2,040                   62

Forest Oil *                                         2,100                   57

KCS Energy *                                         4,300                   57

Buckeye Partners *                                   1,400                   57

Petroleum Development *(ss.)                         2,000                   55

Spinnaker Exploration *                              1,300                   51

Stone Energy *                                       1,100                   50

General Maritime *(ss.)                              1,700                   47

St. Mary Land Exploration                            1,300                   46

Hugoton Royalty Trust (ss.)                          2,000                   46

Vintage Petroleum                                    2,600                   44

Southwestern Energy *                                1,500                   43

OMI                                                  3,600                   43

BP Prudhoe Bay Royalty Trust (ss.)                   1,300                   42

Swift Energy *                                       1,900                   42

Denbury Resources *                                  2,000                   42

Giant Industries *(ss.)                              1,900                   42

Magellan Midstream Partners *(ss.)                     800                   41

Range Resources                                      2,600                   38

World Fuel Services                                    800                   36

Remington Oil & Gas *                                1,500                   35

Adams Resources & Energy                             2,300                   34

Edge Petroleum *(ss.)                                2,000                   34

Frontier Oil (ss.)                                   1,600                   34

Magnum Hunter Resources *(ss.)                       3,200                   33

Syntroleum *(ss.)                                    4,900                   32

TC Pipelines *                                       1,000                   32

Prima Energy *                                         800                   32

Encore Aquisition *                                  1,100                   31

Berry Petroleum                                      1,000                   29

Meridian Resource *(ss.)                             4,200                   29

Penn Virginia                                          800                   29

Markwest Hydrocarbon                                 2,350                   28

Comstock Resources *                                 1,400                   27

Plains Resources *                                   1,600                   27

Cross Timbers Royalty Trust (ss.)                      953                   26

Kaneb Services *                                       900                   25

Carrizo Oil & Gas *                                  2,300                   24

Energy Partners *(ss.)                               1,500                   23

Whiting Petroleum *                                    800                   20

Gmx Resources *(ss.)                                 2,300                   18

Castle Energy                                        1,400                   18

Callon Petroleum *(ss.)                              1,200                   17

Maritrans (ss.)                                      1,100                   17

TransMontaigne *                                     2,900                   16

PYR Energy *(ss.)                                    7,400                    9

Beta Oil & Gas *                                     1,350                    9

Magellan Petroleum *                                 5,100                    7

Georesources *(ss.)                                  3,100                    6

Harken Energy *                                      8,500                    4

                                                                          4,274

Total Energy                                                              7,106

FINANCIALS   24.6%

Capital Markets   1.4%

Legg Mason                                           2,800                  255

AmeriTrade *                                        17,300                  196

SEI                                                  4,700                  137

Allied Capital (ss.)                                 5,400                  132

Eaton Vance                                          3,100                  118

Investor's Financial Services                        2,700                  118

A.G. Edwards                                         3,100                  106

John Nuveen                                          3,600                   96

Waddell & Reed Financial, Class A                    4,150                   92

Jeffries Group                                       2,700                   83

American Capital Strategies                          2,900                   81

Affiliated Managers Group *(ss.)                     1,500                   76

Raymond James Financial                              2,850                   75

National Financial Partners                          1,700                   60

Blackrock                                              900                   57

Knight/Trimark Group *                               4,600                   46

Sanders Morris Harris Group (ss.)                    2,600                   38

Piper Jaffray *(ss.)                                   800                   36

Harris & Harris Group *(ss.)                         2,500                   31

Greenhill *                                          1,200                   25

Investment Technology Group *                        1,950                   25

MCG Capital (ss.)                                    1,600                   25

LaBranche & Co. (ss.)                                2,600                   22

Gabelli Asset Management (ss.)                         500                   21

Southwest Securities                                 1,283                   20

International Assets Holding *(ss.)                  1,800                   18

Westwood Holdings Group (ss.)                          620                   11

Kirlin Holding *                                       800                    4

                                                                          2,004

Commercial Banks   5.6%

UnionBancal                                          6,400                  361

National Commerce Financial                          8,750                  284

Popular                                              5,900                  252

Banknorth Group                                      7,195                  234

Compass Bancshares                                   5,150                  221

TCF Financial                                        3,200                  186

Commerce Bancorp                                     3,250                  179

Hibernia                                             6,800                  165

Mercantile Bankshares                                3,500                  164

City National                                        2,200                  145

Associated Banc-Corp                                 4,854                  144

Commerce Bancshares                                  2,963                  136

Wilmington Trust                                     3,000                  112

Bank of Hawaii                                       2,400                  109

FirstMerit (ss.)                                     3,900                  103

Colonial BancGroup                                   5,600                  102

Westcorp                                             2,200                  100

BOK Financial                                        2,536                  100

Valley National Bancorp (ss.)                        3,925                   99

Cullen/Frost Bankers                                 2,200                   98

Fulton Financial                                     4,768                   96

Sky Financial                                        3,832                   95

UCBH Holdings                                        2,200                   87

Provident Financial Group (ss.)                      2,200                   87

International Bancshares                             2,078                   84

Cathay Bancorp                                       1,237                   82

FirstBank Puerto Rico                                2,000                   81

BanCorpSouth (ss.)                                   3,325                   75

WestAmerica                                          1,400                   73

First Midwest Bancorp                                2,056                   72

Old National Bancorp (ss.)                           2,879                   71

Whitney Holding                                      1,600                   71

Pacific Capital Bancorp (ss.)                        2,488                   70

Park National (ss.)                                    535                   68

East West Bancorp                                    2,200                   68

South Financial Group (ss.)                          2,354                   67

Trustmark                                            2,300                   67

Hudson United Bancorp                                1,756                   65

Chittenden                                           1,850                   65

United Bankshares                                    2,000                   65

Community First Bankshares                           2,000                   64

Greater Bay Bancorp (ss.)                            2,206                   64

Citizens Banking (ss.)                               2,000                   62

Silicon Valley Bancshares *(ss.)                     1,500                   59

Texas Regional Bancshares, Class A                   1,261                   58

Southwest Bancorp                                    1,300                   57

First Citizens Bancshares                              450                   55

MB Financial                                         1,400                   52

Republic Bancorp                                     3,596                   50

Trustco Bank (ss.)                                   3,700                   48

CVB Financial                                        2,196                   48

Wintrust Financial (ss.)                               900                   45

Glacier Bancorp                                      1,612                   45

UMB Financial                                          856                   44

Hancock Holding                                      1,500                   44

Santander Bancorp                                    1,705                   42

S&T Bancorp (ss.)                                    1,300                   42

United Community Banks (ss.)                         1,650                   42

Susquehanna Bancshares                               1,650                   42

Sterling Financial, (Pennsylvania) (ss.)             1,593                   41

F.N.B. (ss.)                                         1,836                   37

First Financial Bancorp (ss.)                        2,102                   37

First Republic Bank                                    850                   37

First National Bankshares (ss.)                      1,891                   36

NBT Bancorp                                          1,580                   35

CB Bancshares (ss.)                                    376                   35

Frontier Financial (ss.)                             1,000                   35

Midsouth Bancorp (ss.)                                 990                   35

Irwin Financial (ss.)                                1,300                   34

U.S.B. Holding Company (ss.)                         1,462                   33

Provident Bankshares                                 1,151                   33

PrivateBancorp (ss.)                                 1,200                   33

Chemical Financial                                     873                   32

Prosperity Bancshares (ss.)                          1,300                   32

First Commonwealth Financial (ss.)                   2,400                   31

Gold Banc                                            2,000                   31

Community Banks                                      1,044                   31

Oriental Financial Group (ss.)                       1,127                   30

Amcore Financial                                     1,000                   30

Capital Corp. of the West                              771                   30

Interchange Financial Services (ss.)                 1,200                   30

Camden National (ss.)                                  900                   30

National Penn Bancshares (ss.)                         987                   29

Boston Private Financial (ss.)                       1,259                   29

WesBanco (ss.)                                       1,000                   29

First Merchants (ss.)                                1,083                   28

Banner                                                 960                   28

Harleysville National (ss.)                          1,087                   28

Alabama National Bancorp (ss.)                         500                   28

Peoples Holding (ss.)                                  800                   28

State Bancorp                                        1,126                   27

Midwest Banc Holdings (ss.)                          1,200                   27

Sterling Bancshares                                  1,850                   26

West Coast Bancorp (ss.)                             1,220                   26

First Charter                                        1,200                   26

Suffolk Bancorp (ss.)                                  800                   26

Independent Bank                                       900                   26

1st Source (ss.)                                     1,041                   26

SY Bancorp (ss.)                                     1,100                   26

First Financial Bankshares (ss.)                       612                   26

Arrow Financial (ss.)                                  840                   26

Community Bankshares of Indiana                      1,100                   26

Farmers Capital Bank (ss.)                             700                   25

Sandy Spring Bancorp (ss.)                             700                   24

Union Bankshares (ss.)                                 753                   24

Signature Bank *                                     1,000                   24

Southwest Bancorp, (Oklahoma)                        1,300                   24

IBERIABANK                                             400                   24

Umpqua Holdings Corporation (ss.)                    1,100                   23

First Community Bancorp                                600                   23

CoBiz (ss.)                                          1,650                   23

BWC Financial                                        1,025                   23

Main Street Banks (ss.)                                800                   22

City Holding Company                                   700                   22

Second Bancorp                                         700                   22

Franklin Bank                                        1,100                   22

Mid-State Bancshares (ss.)                             900                   21

The Savannah Bancorp                                   740                   21

First of Long Island (ss.)                             450                   21

Omega Financial                                        600                   21

First Indiana (ss.)                                  1,075                   20

Summit Bancshares (ss.)                                700                   20

Unizan Financial (ss.)                                 776                   20

Century Bancorp (ss.)                                  600                   20

Northern States Financial (ss.)                        700                   19

MidWestOne Financial                                 1,000                   18

Center Bancorp (ss.)                                 1,470                   16

Westbank (ss.)                                         882                   16

First M & F Corporation (ss.)                          500                   16

First United (ss.)                                     800                   16

German American Bancorp (ss.)                          889                   15

Greater Community Bancorp (ss.)                      1,025                   15

Northrim Bank                                          700                   14

FNB (ss.)                                              700                   14

Integra Bank                                           600                   13

Redwood Empire Bancorp (ss.)                           450                   11

Bay View Capital                                     4,800                   10

Codorus VY Bancorp (ss.)                               420                    8

BancTrust Financial Group                              400                    7

BNC Corp Inc. *                                        300                    5

Abigail Adams                                          200                    3

                                                                          7,780

Consumer Finance   0.5%

Student Loan Corporation                             1,020                  139

AmeriCredit *                                        6,600                  129

First Marblehead *(ss.)                              2,700                  109

WFS Financial                                        1,800                   89

CompuCredit *                                        2,400                   42

First Cash *                                         1,800                   39

Metris Companies *(ss.)                              4,050                   35

Cash America Investments                             1,400                   32

Advanta                                              1,466                   32

World Acceptance *                                   1,700                   31

Asta Funding (ss.)                                   1,200                   21

Nelnet, Class A *                                      700                   12

                                                                            710

Diversified Financial Services   0.8%

CIT Group                                            8,800                  337

Chicago Merchantile Exchange Holdings (ss.)          1,400                  202

Leucadia National                                    3,036                  151

CapitalSource *(ss.)                                 4,900                  120

Alliance Capital                                     3,200                  109

GATX                                                 1,600                   43

Encore Capital *(ss.)                                2,100                   28

Financial Federal *                                    700                   25

eSpeed *                                             1,300                   23

Instinet Group *                                     1,600                    8

Pds Gaming Corporation *(ss.)                        3,000                    6

Transnational Financial Network *                    3,400                    3

California First National Bancorp                      200                    3

                                                                          1,058

Insurance   7.0%

Berkshire Hathaway, Class A *                           49                4,359

Genworth Financial, Class A *                       20,000                  459

CNA Financial *(ss.)                                 9,200                  272

Fidelity National Financial                          6,850                  256

White Mountains Insurance Group                        450                  229

Transatlantic Holdings                               2,305                  187

Old Republic International                           7,225                  171

Assurant                                             5,900                  156

W. R. Berkley                                        3,575                  154

Markel *(ss.)                                          460                  128

Erie Indemnity                                       2,700                  126

Arthur J. Gallagher                                  4,100                  125

Protective Life                                      3,200                  124

Unitrin                                              2,900                  124

Conseco *                                            6,100                  121

Brown and Brown                                      2,700                  116

Mercury General (ss.)                                2,200                  109

Reinsurance Group of America                         2,550                  104

Wesco Financial                                        280                  101

American National Insurance                          1,050                   97

HCC Insurance Holdings                               2,800                   94

Nationwide Financial Services, Class A               2,400                   90

American Financial Group                             2,900                   89

First American Financial                             3,200                   83

StanCorp Financial Group                             1,100                   74

AmerUs Life (ss.)                                    1,700                   70

Allmerica Financial *                                2,000                   68

Commerce Group                                       1,300                   64

MONY Group *(ss.)                                    2,000                   63

Delphi Financial                                     1,406                   63

Odyssey Re Holdings (ss.)                            2,500                   60

State Auto Financial                                 1,800                   55

Philadelphia Consolidated *                            900                   54

Hilb Rogal and Hamilton                              1,500                   53

Selective Insurance                                  1,300                   52

Alfa (ss.)                                           3,700                   52

UICI *                                               2,100                   50

Phoenix Companies (ss.)                              4,000                   49

Ohio Casualty *                                      2,300                   46

Arch Capital Group *                                 1,100                   44

21st Century Insurance Group (ss.)                   3,300                   43

Cotton States Life Insurance (ss.)                   2,100                   40

FBL Financial Group                                  1,332                   38

Stewart Information Services                         1,100                   37

Horace Mann Educators                                2,100                   37

RLI                                                  1,000                   36

Infinity Property & Casualty                         1,100                   36

Midland                                              1,200                   36

Universal American Financial *                       3,200                   35

Triad Guaranty *                                       600                   35

ProAssurance *(ss.)                                  1,020                   35

Zenith National (ss.)                                  700                   34

Great American Financial Resources                   2,100                   33

LandAmerica Financial Group                            800                   31

U.S.I. Holdings *(ss.)                               1,900                   30

Argonaut Group *                                     1,600                   29

United Fire & Casualty                                 500                   29

Baldwin & Lyons                                      1,075                   29

Penn-America Group (ss.)                             1,950                   27

American Medical Security *                            900                   24

Clark/Bardes Holdings *                              1,300                   24

CNA Surety *                                         2,000                   22

Kansas City Life Insurance (ss.)                       500                   21

Harleysville Group                                   1,100                   21

Navigators Group *                                     700                   20

Citizens (ss.)                                       2,277                   19

BancInsurance *                                      2,310                   19

Presidential Life                                      900                   16

Merchants Group                                        600                   15

PMA Capital (ss.)                                    1,200                   11

Vesta Insurance (ss.)                                1,600                   10

FPIC Insurance Group *(ss.)                            400                   10

Financial Industries Corporation *(ss.)                800                    7

Standard Management *                                1,400                    5

                                                                          9,685

Real Estate   6.5%

Vornado Realty Trust, REIT                           5,100                  291

General Growth Properties, REIT                      9,400                  278

Boston Properties, REIT                              4,700                  235

Public Storage, REIT                                 5,100                  235

Archstone-Smith Trust, REIT                          7,787                  228

Kimco Realty, REIT                                   4,650                  212

Rouse, REIT                                          4,200                  199

Duke Realty, REIT                                    5,890                  187

IStar Financial, REIT                                4,473                  179

Host Marriott, REIT *                               14,274                  176

Avalonbay Communities, REIT                          2,984                  169

Developers Diversified Realty, REIT                  4,038                  143

Liberty Property Trust, REIT (ss.)                   3,500                  141

Health Care Property Investors, REIT                 5,600                  135

Chelsea GCA, REIT                                    2,000                  130

St. Joe                                              3,200                  127

Hospitality Properties Trust, REIT                   3,000                  127

AMB Property, REIT                                   3,600                  125

Friedman, Billings, Ramsey Group, REIT (ss.)         6,125                  121

Regency Centers, REIT                                2,800                  120

Weingarten Realty, REIT                              3,650                  114

United Dominion Realty Trust, REIT                   5,600                  111

Forest City Enterprises                              2,000                  106

Rayonier, REIT                                       2,371                  105

Catellus Development, REIT                           4,203                  104

Mack-Cali Realty, REIT                               2,500                  103

Mills, REIT                                          2,200                  103

Trizec Properties, REIT                              6,300                  102

Macerich Company, REIT                               2,100                  101

New Plan Excel Realty, REIT (ss.)                    4,300                  100

Federal Realty Investment Trust, REIT                2,300                   96

Vencor, REIT                                         3,900                   91

Pan Pacific Retail Properties, REIT                  1,800                   91

Thornburg Mortgage, REIT (ss.)                       3,100                   84

CBL & Associates Properties, REIT                    1,500                   82

Cousins Properties, REIT                             2,450                   81

Arden Realty, REIT                                   2,700                   79

Healthcare Realty Trust, REIT                        2,100                   79

Shurgard Storage Centers, REIT                       2,100                   79

Centerpoint Properties, REIT                         1,000                   77

Essex Property Trust, REIT                           1,100                   75

Reckson Associates Realty, REIT                      2,700                   74

Camden Property Trust, REIT                          1,600                   73

BRE Properties, REIT                                 2,100                   73

Annaly Mortgage Management, REIT (ss.)               4,300                   73

First Industrial Realty, REIT (ss.)                  1,900                   70

NovaStar Financial, REIT (ss.)                       1,800                   68

Crescent Real Estate Equities, REIT                  4,200                   68

Impac Mortgage Holdings, REIT                        3,000                   68

CarrAmerica Realty, REIT                             2,200                   66

SL Green Realty, REIT (ss.)                          1,400                   65

Equity One, REIT (ss.)                               3,500                   63

Realty Income, REIT (ss.)                            1,500                   63

Nationwide Health Properties, REIT                   3,300                   62

Health & Retirement Properties, REIT                 6,200                   62

Health Care, REIT                                    1,900                   62

Washington, REIT                                     2,100                   62

Prentiss Properties Trust, REIT                      1,800                   60

Post Properties, REIT                                2,000                   58

American Home Mortgage Holdings, REIT (ss.)          2,195                   57

Pennsylvania Real Estate Investment, REIT            1,581                   54

Heritage Property Investment Trust, REIT             2,000                   54

Brandywine Realty Trust, REIT                        1,800                   49

Kilroy Realty, REIT                                  1,400                   48

Corporate Office Properties Trust, REIT              1,900                   47

Home Properties, REIT                                1,200                   47

Taubman Centers, REIT                                2,000                   46

American Financial Realty, REIT                      3,200                   46

Alexandria Real Estate, REIT                           800                   45

Saul Centers, REIT                                   1,400                   45

WP Carey & Co (ss.)                                  1,500                   45

Highwoods Properties, REIT                           1,900                   45

Maguire Properties, REIT (ss.)                       1,800                   45

Gables Residential Trust, REIT (ss.)                 1,300                   44

Capital Automotive, REIT                             1,500                   44

National Health Investors, REIT                      1,600                   43

LNR Property (ss.)                                     800                   43

Newcastle Investment, REIT (ss.)                     1,400                   42

Senior Housing Properties, REIT                      2,460                   41

Jones Lang Lasalle *                                 1,500                   41

LTC Properties, REIT (ss.)                           2,400                   40

Lexington Corporate Properties, REIT                 2,000                   40

Entertainment Properties, REIT                       1,100                   39

Redwood Trust, REIT (ss.)                              700                   39

American Real Estate *                               1,800                   39

Colonial Properties Trust, REIT                      1,000                   39

Commercial Net Lease Realty, REIT (ss.)              2,200                   38

Resource Asset Investment Trust, REIT                1,400                   34

LaSalle Hotel Properties, REIT                       1,400                   34

Sun Communities, REIT                                  900                   34

EastGroup Properties, REIT                           1,000                   34

Koger Equity, REIT                                   1,400                   32

Amli Residential Properties, REIT                    1,100                   32

PS Business Parks, REIT                                800                   32

Tanger Factory Outlet Centers, REIT                    800                   31

Investors Real Estate Trust, REIT (ss.)              3,000                   31

Summit Properties, REIT                              1,200                   31

Mid-America Apartment Communities, REIT (ss.)          800                   30

Manufactured Home Communities, REIT                    900                   30

Ramco-Gershenson Properties, REIT                    1,200                   29

Felcor Lodging Trust, REIT *                         2,400                   29

Glimcher Realty Trust, REIT (ss.)                    1,300                   29

Universal Health Realty Income, REIT (ss.)           1,000                   29

Glenborough Realty Trust, REIT                       1,500                   27

Innkeepers USA, REIT                                 2,600                   27

Bedford Property Investors, REIT                       900                   26

Getty Realty, REIT                                   1,000                   25

PMC Commercial Trust, REIT                           1,688                   24

Equity Inns, REIT                                    2,500                   23

Levitt, Class A *                                      875                   23

Urstadt Biddle Properties, Class A, REIT (ss.)       1,500                   22

Anthracite Capital, REIT                             1,800                   22

Urstadt Biddle Properties, REIT                      1,500                   21

Capital Properties (ss.)                             1,200                   21

Kramont Realty Trust, REIT                           1,300                   21

American Mortgage Acceptance, REIT                   1,500                   21

Agree Realty, REIT                                     800                   20

Cornerstone Realty Income Trust, REIT (ss.)          2,300                   20

Hersha Hospitality Trust, REIT                       2,000                   20

Trammell Crow *                                      1,400                   20

MeriStar Hospitality, REIT *                         2,800                   19

National Health Realty, REIT (ss.)                   1,100                   19

Parkway Properties, REIT                               400                   18

AmeriVest Properties, REIT (ss.)                     3,000                   18

Monmouth Real Estate Investment, REIT (ss.)          1,800                   14

Wellsford Real Properties *                            900                   14

Pittsburgh & West Virginia Railroad (ss.)            1,500                   14

Sizeler Property Investors, REIT                     1,100                   10

BNP Residential Properties, REIT (ss.)                 700                    9

Shelbourne Properties II, REIT * @                     200                    4

Shelbourne Properties III, REIT @                    1,200                    1

Capital Properties, Class B *@                         120                    0

                                                                          8,980

Thrifts & Mortgage Finance   2.8%

Hudson City Bancorp (ss.)                            8,400                  281

Greenpoint Financial                                 5,850                  232

New York Community Bancorp (ss.)                    11,714                  230

Radian Group                                         4,008                  192

Doral Financial                                      4,800                  166

PMI Group                                            3,800                  165

Independence Community Bank                          3,954                  144

Astoria Financial                                    3,500                  128

People's Bank (ss.)                                  4,050                  126

Webster Financial                                    2,156                  101

Capitol Federal Financial (ss.)                      3,200                   96

Washington Federal                                   3,817                   92

W Holdings Company                                   4,819                   83

MAF Bancorp                                          1,853                   79

New Century Financial (ss.)                          1,600                   75

IndyMac Mortgage Holdings                            2,300                   73

Newalliance Bancshares *                             4,900                   68

CORUS Bankshares                                     1,600                   66

Seacoast Financial Services                          1,870                   65

Downey Financial                                     1,200                   64

Fremont General (ss.)                                3,500                   62

Northwest Bancorp                                    2,500                   57

Waypoint Financial                                   1,995                   55

Flagstar Bancorp (ss.)                               2,750                   55

Commercial Federal                                   2,000                   54

R & G Financial                                      1,600                   53

BankAtlantic                                         2,700                   50

First Niagra Financial                               3,871                   47

Bank Mutual                                          4,234                   46

Sterling Financial (Washington)                      1,412                   45

BankUnited Financial *                               1,700                   44

PFF Bancorp                                            980                   37

Provident Bancorp                                    3,102                   35

WSFS Financial                                         700                   34

CharterMac                                           1,700                   33

Harbor Florida Bancshares                            1,200                   33

Brookline Bancorp                                    2,249                   33

Dime Community Bancorp                               1,800                   32

First Federal Bancshares of Arkansas                 1,500                   29

FirstFed Financial *                                   700                   29

Ocwen Financial *(ss.)                               2,400                   29

Capital Crossing Bank *(ss.)                           500                   28

Flushing Financial                                   1,575                   28

Western Ohio Financial                                 800                   27

Charter Financial (ss.)                                800                   27

Anchor Bancorp Wisconsin (ss.)                       1,000                   26

Delta Financial (ss.)                                3,100                   25

Cooperative Bankshares (ss.)                         1,100                   25

First Place Financial (ss.)                          1,300                   24

BostonFed Bancorp                                      600                   24

First Busey Corporation (ss.)                          800                   23

Woronoco Bancorp                                       600                   21

NewMil Bancorp                                         700                   21

Matrix Bancorp *                                     1,700                   21

Net Bank                                             1,869                   20

Horizon Financial (ss.)                              1,025                   20

Sound Federal Bancorp                                1,390                   19

Pocahontas Bancorp                                   1,000                   17

Hingham Institution for Savings (ss.)                  400                   16

Union Community Bancorp                                900                   16

Logansport Financial (ss.)                             800                   15

Ameriana Bancorp                                       960                   14

Peoples Community Bancorp                              600                   14

Federal Agricultural Mortgage Corporation *            700                   13

Washington Savings Bank                              1,300                   13

New Hampshire Thrift                                   400                   12

First Federal Bancorp                                1,300                   11

Riverview Bancorp                                      500                   10

Home Federal Savings Bank                              400                   10

Camco (ss.)                                            700                   10

                                                                          3,968

Total Financials                                                         34,185

HEALTH CARE   11.7%

Biotechnology   3.6%

Genentech *                                         22,040                1,239

ImClone Systems *                                    3,143                  270

Celgene *(ss.)                                       3,500                  200

Millennium Pharmaceuticals *                        12,559                  173

Cephalon *(ss.)                                      2,300                  124

OSI Pharmaceuticals *(ss.)                           1,600                  113

Gen-Probe *                                          2,000                   95

IDEXX Laboratories *                                 1,500                   94

Amylin Pharmaceuticals *(ss.)                        4,100                   94

Charles River Laboratories International *           1,900                   93

Affymetrix *(ss.)                                    2,660                   87

Techne *                                             2,000                   87

Neurocrine Biosciences *(ss.)                        1,600                   83

ICOS *(ss.)                                          2,700                   81

Protein Design Labs *                                3,900                   75

Martek Biosciences *(ss.)                            1,200                   67

Tularik *(ss.)                                       2,600                   65

Alkermes *(ss.)                                      4,400                   60

ONYX Pharmaceuticals *                               1,400                   59

Human Genome Sciences *(ss.)                         5,080                   59

Ligand Pharmaceuticals, Class B *(ss.)               3,000                   52

Abgenix *                                            4,300                   50

ILEX Oncology *                                      2,000                   50

Genencor International *                             2,900                   47

Medarex *(ss.)                                       5,700                   42

Telik *(ss.)                                         1,700                   41

Vertex Pharmaceuticals *(ss.)                        3,710                   40

Digene *(ss.)                                        1,000                   37

Celera Genomics *                                    2,993                   34

Incyte *                                             4,400                   34

Tanox *(ss.)                                         1,700                   32

Lexicon Genetics *                                   4,100                   32

CV Therapeutics *(ss.)                               1,900                   32

Transkaryotic Therapies *                            2,100                   31

Orchid Biosciences *(ss.)                            3,860                   30

NPS Pharmaceuticals *(ss.)                           1,400                   29

Diversa *                                            2,750                   28

Vicuron Pharmaceuticals *                            2,200                   28

Regeneron Pharmaceuticals *(ss.)                     2,600                   27

OraSure Technologies *(ss.)                          2,800                   27

Cepheid *(ss.)                                       2,300                   27

Pharmacyclics *(ss.)                                 2,600                   26

Enzon Pharmaceuticals *                              2,070                   26

Encysive Pharmaceuticals *                           3,100                   26

Exelixis *                                           2,600                   26

Luminex *(ss.)                                       2,600                   26

Array BioPharma *(ss.)                               3,200                   25

Cell Therapeutics *(ss.)                             3,400                   25

Concentric Network (ss.)                             1,200                   24

Serologicals *(ss.)                                  1,200                   24

Progenics Pharmaceuticals *(ss.)                     1,400                   24

Immunomedics *(ss.)                                  4,800                   23

Albany Molecular Research *                          1,800                   23

United Therapeutics *(ss.)                             900                   23

Cell Genesys *(ss.)                                  2,200                   23

VaxGen *(ss.)                                        1,600                   23

Alexion Pharmaceutical *(ss.)                        1,200                   22

Ariad Pharmaceuticals *                              2,900                   22

Enzo Biochem *(ss.)                                  1,419                   21

Maxygen *                                            2,000                   21

Cubist Pharmaceuticals *(ss.)                        1,900                   21

Indevus Pharmaceuticals *(ss.)                       3,400                   21

Myriad Genetics *(ss.)                               1,400                   21

ImmunoGen *(ss.)                                     3,300                   20

InterMune *(ss.)                                     1,300                   20

Third Wave Technologies *                            4,300                   19

Trimeris *(ss.)                                      1,300                   19

Sangamo BioSciences *(ss.)                           3,100                   19

CuraGen *(ss.)                                       3,100                   19

Neose Technologies *(ss.)                            2,100                   18

BioMarin Pharmaceutical *(ss.)                       2,900                   17

Neurogen *(ss.)                                      2,300                   17

BioSource International *(ss.)                       2,400                   17

Novavax *(ss.)                                       3,100                   17

XOMA *(ss.)                                          3,700                   17

Arqule *(ss.)                                        3,000                   16

Seattle Genetics *(ss.)                              2,200                   15

Corixa *(ss.)                                        3,301                   15

Aphton *(ss.)                                        3,600                   14

Dyax *(ss.)                                          1,200                   14

Oscient Pharmaceuticals *(ss.)                       2,700                   14

EXACT Sciences *(ss.)                                2,100                   13

Gene Logic *(ss.)                                    3,160                   13

BioCryst Pharmaceuticals *(ss.)                      1,800                   12

Lipid Sciences *(ss.)                                2,800                   12

Seracare Life Sciences *(ss.)                          900                   12

Savient Pharmaceuticals *                            4,700                   12

Introgen Therapeutics *(ss.)                         2,600                   11

Kosan Biosciences *(ss.)                             1,400                   11

Ciphergen Biosystems *(ss.)                          1,500                   11

Titan Pharmaceuticals *                              3,900                   11

Sirna Therapeutics *(ss.)                            3,300                   10

Genaera Pharmaceuticals *(ss.)                       2,100                    9

NeoPharm *(ss.)                                        782                    8

Arena Pharmaceuticals *(ss.)                         1,400                    8

AVI BioPharma *(ss.)                                 3,100                    8

BioSphere Medical *(ss.)                             2,100                    7

Harvard Bioscience *(ss.)                            1,400                    6

NeoRx *(ss.)                                         2,500                    6

Pharmacopeia Drug Discovery *(ss.)                   1,000                    6

Allos Therapeutics *(ss.)                            2,500                    6

Avigen *(ss.)                                        1,600                    5

La Jolla Pharmaceutical *(ss.)                       2,200                    5

Sequenom *                                           3,100                    5

Immune Response *(ss.)                               2,900                    4

Matritech *(ss.)                                     2,600                    3

Biopure *(ss.)                                       4,700                    3

EntreMed *(ss.)                                      1,600                    3

                                                                          5,011

Health Care Equipment & Supplies   3.0%

Varian Medical Systems *                             3,000                  238

Dentsply International                               3,300                  172

Invitrogen *                                         2,275                  164

Hillenbrand Industries                               2,600                  157

Beckman Coulter                                      2,500                  152

Fisher Scientific *                                  2,600                  150

Kinetic Concepts *                                   2,700                  135

Apogent Technologies *                               4,100                  131

Cytyc *                                              4,400                  112

Cooper Companies                                     1,600                  101

Mentor (ss.)                                         2,900                   99

Edwards Lifesciences *                               2,800                   98

INAMED *                                             1,550                   97

Respironics *                                        1,600                   94

ResMed *                                             1,600                   82

Dade Behring *                                       1,700                   81

Invacare (ss.)                                       1,500                   67

Bio-Rad Laboratories, Class A *                      1,100                   65

Steris *                                             2,800                   63

Align Technology *                                   3,300                   63

VISX *                                               2,300                   61

Immucor *                                            1,800                   59

Arrow International                                  1,900                   57

Diagnostic Products                                  1,200                   53

ArthroCare *(ss.)                                    1,800                   52

Mine Safety Appliances                               1,500                   51

Matthews International, Class A                      1,500                   49

Ventana Medical Systems *                            1,000                   48

American Medical Systems *                           1,400                   47

Wright Medical Group *                               1,300                   46

Sybron Dental Specialties *                          1,500                   45

Possis *(ss.)                                        1,300                   44

ABIOMED *(ss.)                                       3,400                   43

Integra LifeServices Holdings *(ss.)                 1,200                   42

Kyphon *(ss.)                                        1,500                   42

Ocular Sciences *                                    1,100                   42

PolyMedica (ss.)                                     1,200                   37

Biosite Diagnostics *(ss.)                             800                   36

Datascope                                              900                   36

CONMED *                                             1,250                   34

Cyberonics *(ss.)                                    1,000                   33

Merit Medical Systems *                              2,065                   33

EPIX Medical *                                       1,500                   32

Candela Laser *(ss.)                                 3,200                   31

Advanced Neuromodulation Systems *(ss.)                950                   31

Kensey Nash *(ss.)                                     900                   31

CTI Molecular Imaging *(ss.)                         2,100                   30

Haemonetics *                                        1,000                   30

West Pharmaceutical Services                           700                   30

SonoSite *(ss.)                                      1,200                   29

Intuitive Surgical *                                 1,500                   28

ICU Medical *(ss.)                                     800                   27

Wilson Greatbatch Technologies *(ss.)                  900                   25

Sola *                                               1,400                   24

Thoratec *                                           2,202                   24

Urologix *(ss.)                                      1,500                   23

Viasys Healthcare *                                  1,100                   23

Conceptus *(ss.)                                     2,000                   22

Analogic (ss.)                                         500                   21

Zoll Medical *                                         600                   21

DJ Orthopedics *                                       900                   21

Molecular Devices *                                  1,150                   20

Vital Signs                                            700                   20

Medical Action Industries *                          1,100                   20

Closure Medical *(ss.)                                 800                   20

Exactech *(ss.)                                        900                   20

Bruker Biosciences *                                 3,600                   18

SurModics *(ss.)                                       700                   17

Meridian Bioscience (ss.)                            1,500                   17

Inverness Medical Innovations *(ss.)                   700                   15

Lifecore Biomedical *                                2,500                   15

North American Scientific *                          1,800                   15

Bioveris *                                           1,500                   12

Sonic Innovations *(ss.)                             1,900                   11

Trestle Holdings *                                   2,300                    8

Arrhythmia Resh Technology (ss.)                       700                    8

Synovis Life Technologies *(ss.)                       700                    8

AeroGen *(ss.)                                       2,400                    7

Rochester Medical *                                    800                    7

Theragenics *                                        1,200                    6

Cerus *                                              1,970                    5

Horizon Medical Products *                           2,400                    4

American Bio Medica *(ss.)                           3,000                    3

Medwave *(ss.)                                         500                    3

Trimedyne *(ss.)                                     3,000                    3

Novoste *(ss.)                                         900                    2

Microhelix *                                         3,300                    2

                                                                          4,100

Health Care Providers & Services   3.6%

Laboratory Corporation of America *                  6,420                  255

Patterson Dental *(ss.)                              2,900                  222

Oxford Health Plans                                  3,500                  193

Omnicare                                             4,400                  188

Coventry Health Care *                               3,750                  183

WellChoice *                                         3,500                  145

Lincare Holdings *                                   4,400                  145

PacifiCare Health Systems *                          3,700                  143

Davita *                                             4,500                  139

Health Net *                                         5,100                  135

Henry Schein *                                       2,000                  126

Universal Health Services                            2,600                  119

WebMD *(ss.)                                        12,637                  118

Triad Hospitals *                                    3,016                  112

Renal Care Group *                                   3,300                  109

Covance *                                            2,800                  108

Community Health System *                            4,000                  107

Service Corp. International *                       12,600                   93

Pharmaceutical Product Dev *                         2,600                   83

VCA Antech *                                         1,700                   76

Accredo Health *                                     1,891                   74

Cerner *(ss.)                                        1,600                   71

Pediatrix Medical Group *                            1,000                   70

Apria Healthcare *                                   2,300                   66

E Research Technology *(ss.)                         2,250                   63

LifePoint Hospitals *                                1,600                   60

First Health Group *                                 3,800                   59

Select Medical                                       4,200                   56

AMERIGROUP *                                         1,100                   54

Magellan Health Services *                           1,600                   54

NeighborCare *                                       1,700                   53

Inveresk Research Group *                            1,700                   52

Sierra Health Services *(ss.)                        1,100                   49

Priority Healthcare, Class B *                       2,094                   48

United Surgical Partners International *             1,200                   47

U.S. Oncology *                                      3,158                   47

IDX Systems *                                        1,400                   45

Beverly Enterprises *                                4,800                   41

SFBC International *(ss.)                            1,200                   38

Kindred Healthcare *(ss.)                            1,414                   37

Dendrite International *                             2,000                   37

NDC Health                                           1,600                   37

AmSurg *                                             1,450                   36

Sunrise Senior Living *(ss.)                           900                   35

LCA-Vision *                                         1,200                   35

PDI *                                                1,150                   35

Province Healthcare *                                2,000                   34

Owens & Minor                                        1,300                   34

Stewart Enterprises *                                4,000                   33

Parexel International *(ss.)                         1,500                   30

RehabCare Group *                                    1,100                   29

Advisory Board *                                       800                   29

PSS World Medical *                                  2,500                   28

Matria Healthcare *(ss.)                             1,100                   28

Eclipsys *                                           1,800                   28

Odyssey Healthcare *(ss.)                            1,400                   26

LabOne *                                               800                   25

OPTION CARE                                          1,650                   25

Per-Se Technologies *                                1,700                   25

Res-Care *(ss.)                                      1,900                   24

Omnicell *                                           1,600                   23

Symbion *                                            1,300                   23

MIM Corporation *(ss.)                               2,600                   23

TriZetto Group *(ss.)                                3,300                   22

Gentiva Health Services *                            1,350                   22

Genesis Healthcare *                                   750                   22

Lifeline Systems *                                     900                   21

Allscripts Heathcare *                               2,700                   21

Cross Country Healthcare *(ss.)                      1,100                   20

CorVel *                                               700                   20

Chemed                                                 400                   19

AMN Healthcare Services *(ss.)                       1,205                   18

Hooper Holmes                                        3,000                   17

Q Med *(ss.)                                         1,900                   16

NWH                                                    900                   16

Orthodontic Centers of America *(ss.)                1,800                   15

National Healthcare (ss.)                              500                   14

U.S. Physical Therapy *(ss.)                         1,000                   14

Tripos *(ss.)                                        2,500                   13

Health Management Systems *(ss.)                     2,000                   12

Hanger Orthopedic Group *(ss.)                       1,000                   12

Capital Senior Living *                              2,400                   12

Alliance Imaging *                                   2,400                   11

Specialty Laboratories *(ss.)                        1,200                   11

CryoLife *(ss.)                                      2,000                   11

VitalWorks *                                         3,000                   10

ProxyMed *(ss.)                                        606                   10

Computer Programs and Systems                          500                   10

Five Star Quality Care *                             2,300                   10

Radiologix *                                         2,200                   10

Medical Staffing Network Holdings *(ss.)             1,300                    8

Carriage Services *(ss.)                             1,600                    8

D&K Healthcare                                         600                    7

Comprehensive Care *(ss.)                            3,500                    5

PHC, Class A *(ss.)                                  3,100                    4

Trover Solutions *                                     500                    3

                                                                          5,009

Pharmaceuticals   1.5%

IVAX *                                               8,637                  207

Sepracor *(ss.)                                      3,700                  196

Eon Labs *(ss.)                                      4,000                  164

Barr Pharmaceuticals *                               4,325                  146

Endo Pharmaceutical *                                5,700                  134

Medicis Pharmaceutical, Class A (ss.)                2,400                   96

Andrx *                                              3,100                   87

MGI Pharma *(ss.)                                    3,000                   81

Valeant Pharmaceuticals
International (ss.)                                  3,600                   72

Nektar Therapeutics *(ss.)                           3,300                   66

Par Pharmaceutical *                                 1,700                   60

Medicines Company *                                  1,900                   58

Perrigo                                              3,000                   57

Alpharma (ss.)                                       2,600                   53

K-V Pharmaceutical, Class A *(ss.)                   2,150                   50

Kos Pharmaceuticals *(ss.)                           1,500                   49

Impax Laboratories *(ss.)                            2,300                   45

Salix Pharmaceuticals *                              1,300                   43

Atrix Laboratory *(ss.)                              1,100                   38

Noven Pharmaceuticals *                              1,600                   35

Atherogenics *(ss.)                                  1,800                   34

First Horizon Pharmaceutical *(ss.)                  1,500                   28

CIMA Labs *(ss.)                                       750                   25

Bradley Pharmaceuticals, Class A *(ss.)                900                   25

Pain Therapeutics *(ss.)                             2,900                   23

Inspire Phamaceuticals *                             1,300                   22

American Pharmaceutical *(ss.)                         700                   21

Bone Care International *(ss.)                         900                   21

Adolor *                                             1,500                   19

Penwest Pharmaceuticals *(ss.)                       1,300                   17

Antigenics *(ss.)                                    1,700                   14

InKine Pharmaceutical *                              3,400                   13

Columbia Laboratories *(ss.)                         3,400                   12

Discovery Partners *                                 2,300                   12

Orphan Medical *(ss.)                                1,100                   11

Point Therapeutics *                                 2,100                   11

aaiPharma *(ss.)                                     1,500                    8

Emisphere Technologies *                             1,900                    8

VIVUS *(ss.)                                         1,800                    6

Cellegy Pharmaceuticals *(ss.)                       1,500                    6

                                                                          2,073

Total Health Care                                                        16,193

INDUSTRIALS & BUSINESS SERVICES   9.8%

Aerospace & Defense   1.0%

L-3 Communications Holdings (ss.)                    4,380                  293

Precision Castparts                                  2,554                  140

Alliant Techsystems *                                1,475                   93

United Defense Industries *                          2,100                   74

Engineered Support System (ss.)                        975                   57

Curtiss-Wright Corporation                           1,000                   56

Invision Technologies *(ss.)                           900                   45

GenCorp (ss.)                                        2,800                   38

Hexcel *(ss.)                                        3,000                   35

United Industrial                                    1,300                   30

Sequa *                                                500                   29

Orbital Sciences *(ss.)                              2,100                   29

MTC Technologies *                                   1,100                   28

Innovative Solutions and Support *                   1,400                   27

Armor Holdings *                                       800                   27

Aviall *                                             1,400                   27

Esterline Technologies *                               900                   27

EDO                                                  1,000                   24

Cubic Corp. (ss.)                                    1,100                   23

DRS Technologies *                                     701                   22

SPACEHAB *(ss.)                                      5,700                   21

Ladish Company                                       2,400                   20

Mercury Computer Systems *                             800                   20

Triumph Group *                                        600                   19

Teledyne Technologies *                                900                   18

BE Aerospace *                                       2,300                   17

AAR *                                                1,500                   17

KVH Industries *(ss.)                                1,200                   15

Ducommun *                                             700                   15

Sypris Solutions                                       700                   13

Kaman                                                  800                   11

Allied Research *                                      600                   11

Pemco Aviation Group *                                 300                    9

Edac Technologies *(ss.)                             4,500                    7

Enviromental Tectonics *(ss.)                          400                    3

HEICO, Class A                                         120                    2

                                                                          1,342

Air Freight & Logistics   0.5%

Expeditors International of Washington               4,400                  217

C.H. Robinson Worldwide                              3,500                  160

JB Hunt Transport Services                           3,400                  131

CNF                                                  2,300                   96

EGL *                                                2,200                   59

Forward Air *                                        1,000                   37

Pacer International *                                1,700                   32

Park Ohio Holdings *                                 1,900                   22

Airlines   0.4%

JetBlue Airways *(ss.)                               3,875                  114

AMR *(ss.)                                           6,500                   79

Airtran Holdings *(ss.)                              4,000                   56

Northwest Airlines *(ss.)                            4,700                   52

SkyWest                                              2,600                   45

Continental Airlines *(ss.)                          3,000                   34

ExpressJet Holdings *(ss.)                           2,200                   27

Frontier Airlines *(ss.)                             2,450                   27

America West Holdings *(ss.)                         2,600                   24

Atlantic Coast Airlines *(ss.)                       3,000                   17

Alaska Air Group *(ss.)                                700                   17

Amtran *(ss.)                                        1,800                    9

Midwest Express Holdings *(ss.)                      1,700                    7

                                                                            508

Building Products   0.3%

York International                                   1,800                   74

Simpson Manufacturing                                  900                   50

Lennox International                                 2,700                   49

American Woodmark                                      500                   30

USG *(ss.)                                           1,700                   30

Jacuzzi Brands *                                     3,200                   26

Griffon Corporation *(ss.)                           1,100                   24

NCI Building Systems *                                 700                   23

Trex *(ss.)                                            600                   23

Universal Forest Products                              600                   19

Elcor                                                  800                   19

Apogee Enterprises                                   1,300                   14

AAON Inc *                                             650                   13

Advanced Environmental Recycling,
Class A *(ss.)                                       4,000                    4

                                                                            398

Commercial Services &
Supplies   3.2%

Republic Services                                    6,700                  194

Career Education *                                   4,100                  187

Manpower                                             3,664                  186

Dun & Bradstreet *                                   3,100                  167

ChoicePoint *                                        3,524                  161

ServiceMaster                                       12,350                  152

ARAMARK, Class B                                     4,700                  135

HNI Corporation                                      2,700                  114

Viad                                                 3,900                  105

Copart *                                             3,850                  103

Education Management *                               3,100                  102

Herman Miller                                        3,400                   98

Corinthian Colleges *                                3,800                   94

Stericycle *                                         1,800                   93

Corporate Executive Board                            1,600                   92

Devry *(ss.)                                         3,200                   88

Brinks                                               2,449                   84

West Corporation *                                   3,200                   84

ITT Educational Services *                           1,900                   72

Ikon Office Solutions                                6,200                   71

Laureate *                                           1,834                   70

Corrections Corp. of America *                       1,767                   70

Kroll *(ss.)                                         1,599                   59

Waste Connections *                                  1,950                   58

United Rentals *                                     3,000                   54

United Stationers *                                  1,300                   52

Strayer Education                                      450                   50

Universal Technical Institute *                      1,200                   48

Brady                                                1,000                   46

NCO Group *(ss.)                                     1,708                   46

Rollins                                              1,950                   45

Banta                                                1,000                   44

CoStar Group *                                         900                   41

TeleTech Holdings *                                  4,640                   41

Korn/Ferry *(ss.)                                    2,100                   41

Tetra Tech *                                         2,400                   39

Watson Wyatt                                         1,400                   37

ABM Industries                                       1,900                   37

Sotheby's *                                          2,300                   37

Consolidated Graphics *                                800                   35

Resources Connection *                                 900                   35

Greg Manning Auctions *(ss.)                         2,300                   35

Labor Ready *(ss.)                                   2,200                   34

SOURCECORP *                                         1,200                   33

John H. Harland (ss.)                                1,100                   32

Bright Horizons Family Solutions *                     600                   32

G&K Services, Class A                                  800                   32

DiamondCluster International *                       3,650                   32

Volt Information Sciences *                          1,000                   32

Exult *(ss.)                                         5,400                   29

KForce.com *                                         3,056                   29

Bowne                                                1,800                   29

School Specialty *(ss.)                                776                   28

Ennis Business Forms                                 1,400                   27

Kelly Services                                         900                   27

Steelcase                                            1,900                   27

Prepaid Legal Services *(ss.)                        1,100                   26

Central Parking (ss.)                                1,400                   26

Imagistics International *                             700                   25

CDI                                                    700                   24

Duratek *                                            1,600                   24

FTI Consulting *(ss.)                                1,450                   24

Heidrick & Struggles *(ss.)                            800                   24

Geo Group *                                          1,100                   22

Spherion *                                           2,100                   21

Princeton Review *(ss.)                              2,800                   21

PICO Holdings *                                      1,100                   21

Innotrac *(ss.)                                      2,300                   20

Ionics *(ss.)                                          700                   20

Strategic Distribution (ss.)                         1,500                   20

On Assignment *                                      3,200                   19

PRG-Schultz International *(ss.)                     3,350                   18

Administaff *(ss.)                                   1,100                   18

Ecology and Environment                              1,900                   18

Electro Rent                                         1,700                   18

ICT Group *                                          1,900                   17

Mobile Mini *(ss.)                                     600                   17

Evci Career Colleges *                               1,600                   17

TRC *                                                1,000                   17

Learning Tree International *(ss.)                   1,100                   16

American Locker Group *                              1,300                   16

General Binding *                                    1,000                   16

McGrath RentCorp.                                      400                   15

A. T. Cross *                                        2,800                   13

Multi-Color *(ss.)                                     875                   12

Casella Waste Systems, Class A *                       900                   12

TRM Copy Centers *                                     800                   12

Electronic Clearing House *                          1,200                   11

First Consulting Group *(ss.)                        1,900                   11

Cenveo *(ss.)                                        3,500                   10

Ablest *                                             1,700                   10

Standard Register                                      800                   10

Franklin Covey *(ss.)                                2,900                    8

Find SVP *                                           3,000                    7

Cornell Companies *(ss.)                               400                    5

Avalon Correctional Services *                       2,300                    5

Insurance Auto Auctions *                              300                    5

Food Technology Services *                           3,700                    4

Hudson Technologies *(ss.)                           4,200                    4

Airlease (ss.)                                       2,800                    3

                                                                          4,507

Construction & Engineering   0.3%

Jacobs Engineering Group *                           2,200                   87

Dycom Industries *                                   2,233                   63

URS *                                                1,500                   41

Granite Construction                                 2,225                   41

EMCOR Group *                                          800                   35

Quanta Services *(ss.)                               5,200                   32

Mastec *(ss.)                                        4,750                   26

Shaw Group *(ss.)                                    2,400                   24

Intergrated Electrical Services *                    2,700                   22

Michael Baker *(ss.)                                 1,400                   21

Insituform Technologies, Class A *                     900                   15

Xanser *                                             5,700                   14

Englobal *                                           2,000                    3

                                                                            424

Electrical Equipment   0.7%

Hubbell, Class B                                     2,400                  112

AMETEK                                               2,400                   74

Acuity Brands                                        1,800                   49

Woodward Governor                                      600                   43

Franklin Electric                                    1,000                   38

Genlyte Group *                                        600                   38

A.O. Smith                                           1,100                   35

Encore Wire *(ss.)                                   1,200                   33

Vicor *                                              1,800                   33

Medis Technologies *(ss.)                            2,000                   32

II-VI Corporation *                                  1,000                   31

Baldor Electric                                      1,300                   30

Belden                                               1,400                   30

General Cable *(ss.)                                 3,500                   30

Plug Power *(ss.)                                    3,900                   29

Intermagnetics General *(ss.)                          808                   27

Energy Conversion Devices *(ss.)                     2,200                   25

Regal-Beloit (ss.)                                   1,000                   22

C&D Technologies                                     1,000                   18

Fuelcell Energy *(ss.)                               1,500                   18

MagneTek *                                           2,100                   18

Chase (ss.)                                          1,100                   17

Artesyn Technologies *(ss.)                          1,600                   14

American Superconductor *(ss.)                       1,100                   14

LSI Industries (ss.)                                 1,125                   13

Capstone Turbine *(ss.)                              5,800                   13

BTU International *                                  2,400                   12

Powell Industries *                                    600                   10

Oryx Technology *(ss.)                               2,100                   10

Channell Commercial *                                1,700                    7

Global Power Equipment Group *                         900                    7

Orbit International                                  1,000                    7

Arotech *(ss.)                                       2,200                    5

Beacon Power *                                       9,300                    4

EXX, Class A *(ss.)                                  1,400                    3

                                                                            901

Industrial Conglomerates   0.4%

Allete                                               3,900                  130

Carlisle Companies                                   1,500                   93

Roper Industries                                     1,600                   91

Teleflex                                             1,700                   85

Alleghany                                              293                   84

Walter Industries (ss.)                              2,400                   33

Tredegar                                             1,600                   26

Gerber Scientific *                                  2,200                   16

                                                                            558

Machinery   1.9%

Pentair                                              4,200                  141

SPX                                                  3,036                  141

Donaldson                                            3,800                  111

Graco                                                3,087                   96

Timken                                               3,500                   93

Oshkosh Truck                                        1,600                   92

Harsco                                               1,900                   89

IDEX                                                 2,400                   82

Toro                                                 1,100                   77

AGCO *                                               3,600                   73

Briggs & Stratton                                      800                   71

Nordson                                              1,600                   69

Lincoln Electric Holdings                            2,000                   68

Kennametal                                           1,400                   64

Flowserve *                                          2,500                   62

Terex *                                              1,800                   61

Joy Global                                           2,000                   60

Albany International                                 1,710                   57

Trinity Industries (ss.)                             1,800                   57

Mueller Industries                                   1,500                   54

Reliance Steel & Aluminum                            1,300                   52

Wabash National *(ss.)                               1,800                   50

Actuant Corporation, Class A *(ss.)                  1,210                   47

EnPro Industries *                                   2,000                   46

Manitowoc                                            1,300                   44

Wabtec                                               2,300                   42

CLARCOR                                                900                   41

ESCO Electronics *                                     700                   37

Cuno *                                                 700                   37

Tecumseh Products                                      800                   33

Hurco Companies *(ss.)                               2,700                   32

Federal Signal (ss.)                                 1,600                   30

Watts Water Technologies, Class A                    1,100                   30

Tennant                                                700                   29

Barnes Group                                         1,000                   29

NACCO Industries                                       300                   29

Kaydon                                                 900                   28

Valmont Industries                                   1,200                   27

Thomas Industries                                      800                   27

A.S.V. *                                               800                   25

JLG Industries (ss.)                                 1,800                   25

BHA Group (ss.)                                        600                   23

Twin Disc                                              900                   22

Astec Industries *                                   1,100                   21

Stewart & Stevenson                                  1,100                   20

Greenbrier Companies *                               1,000                   19

Wolverine Tube *                                     1,700                   19

Lindsay Manufacturing                                  750                   18

Robbins & Myers (ss.)                                  700                   16

Met-Pro                                                933                   14

Milacron *(ss.)                                      3,300                   13

Titan (ss.)                                          1,200                   12

Graham (ss.)                                           900                   10

Columbus Mckinnon *                                  1,200                    9

American Science Engineering *(ss.)                    300                    6

Turbochef Technologies *(ss.)                        1,200                    6

Global Payment Technologies *                        1,500                    6

                                                                          2,592

Marine   0.1%

Alexander & Baldwin                                  2,000                   67

Overseas Shipholding Group                           1,500                   66

Kirby Corporation *                                  1,200                   47

Danielson *(ss.)                                     1,900                   13

                                                                            193

Road & Rail   0.7%

Landstar Systems *                                   1,400                   74

Werner Enterprises                                   3,466                   73

Yellow Roadway *                                     1,697                   68

Sirva *                                              2,900                   67

Swift Transportation *                               3,490                   63

Heartland Express                                    2,179                   60

Laidlaw International *                              4,200                   54

Florida East Coast Industries (ss.)                  1,400                   54

Old Dominion Freight Line *                          1,575                   46

Amerco *(ss.)                                        1,900                   45

Knight Transportation *                              1,500                   43

Arkansas Best                                        1,300                   43

Kansas City Southern Industries *(ss.)               2,600                   40

USF Corporation                                      1,000                   35

Overnite                                             1,100                   32

Genesee & Wyoming, Class A *                         1,312                   31

Dollar Thrifty Auto Group *                          1,000                   28

RailAmerica *                                        1,600                   23

USA Truck *                                          1,600                   19

Patriot Transportation Holdings *                      500                   17

Transport Corp. of America *(ss.)                    2,100                   16

Allied Holdings *(ss.)                               3,500                   15

U.S. Xpress Enterprises *                              600                   10

Pioneer Railcorp                                     2,700                    7

                                                                            963

Trading Companies & Distributors   0.3%

Fastenal (ss.)                                       3,000                  170

Hughes Supply                                        1,100                   65

MSC Industrial Direct                                1,300                   43

Watsco                                               1,400                   39

Valley National Gases *                              3,800                   39

Lawson Products                                        700                   27

Applied Industrial Technologies                        800                   24

NuCo2 *(ss.)                                           700                   14

                                                                            421

Total Industrials & Business Services                                    13,561

INFORMATION TECHNOLOGY   14.9%

Communications Equipment   2.1%

Juniper Networks *(ss.)                             22,030                  541

UTStarcom *(ss.)                                     4,700                  142

Harris                                               2,700                  137

ADTRAN                                               3,200                  107

3Com *                                              15,500                   97

Polycom *                                            4,100                   92

Avocent *                                            2,245                   82

Plantronics *                                        1,900                   80

Foundry Networks *                                   5,550                   78

Advanced Fibre Communications *                      3,600                   73

Brocade Communications Systems *                    10,940                   65

InterDigital Communication *(ss.)                    3,000                   56
ditech Communications *                              2,400                   56

Commscope *                                          2,500                   54

Emulex *(ss.)                                        3,420                   49

Tekelec *                                            2,600                   47

Black Box                                              970                   46

Sonus Networks *                                     9,490                   45

ViaSat *                                             1,800                   45

F5 Networks *(ss.)                                   1,500                   40

Bel Fuse                                             1,100                   40

Adaptec *                                            4,400                   37

Sycamore Networks *                                  8,750                   37

C-Cor.net *                                          3,400                   35

Extreme Networks *                                   5,950                   33

Aspect Telecommunications *                          2,300                   33

Packeteer *                                          2,000                   32

Cable Design Technologies *(ss.)                     2,950                   31

Ixia *                                               3,100                   31

Inter-Tel                                            1,200                   30

Powerwave Technologies *(ss.)                        3,700                   28

Arris Group *(ss.)                                   4,700                   28

Harmonic *                                           3,184                   27

Westell Technologies *                               5,000                   26

McDATA *(ss.)                                        4,700                   25

Sirf Technology Holdings *                           1,900                   25

Enterasys Networks *                                11,500                   24

Symmetricom *                                        2,700                   24

Anaren *                                             1,400                   23

Safenet *(ss.)                                         823                   23

Avanex *(ss.)                                        5,800                   23

Echelon *(ss.)                                       2,000                   22

Comtech Telecommunications *(ss.)                      925                   21

Netopia *(ss.)                                       3,000                   20

REMEC *(ss.)                                         2,900                   18

PC-Tel *                                             1,500                   18

Finisar *(ss.)                                       8,900                   18

SeaChange International *(ss.)                       1,000                   17

Zhone Technologies *(ss.)!!                          4,175                   16

Oplink Communications *(ss.)                         8,200                   16

Carrier Access *                                     1,300                   16

Verso Technology *(ss.)                              8,496                   15

Paradyne Networks *                                  2,700                   15

MRV Communications *(ss.)                            5,120                   14

Stratex Networks *                                   4,210                   12

Terayon Communication Systems *                      5,100                   12

SpectraLink                                            800                   12

Centillium Communications *                          3,100                   12

Computer Network Technology *(ss.)                   1,900                   11

WJ Communications *                                  3,200                   11

Performance Technologies *(ss.)                      1,200                   11

NMS Communications *(ss.)                            1,500                   11

Sunrise Telecom                                      4,200                   11

Digi International *                                   860                    9

Tollgrade Communications *                             650                    7

Redback Networks *(ss.)                                974                    6

Digital Lightwave *(ss.)                             3,250                    6

Aware *                                              1,300                    5

Copper Mountain, MTN *(ss.)                            400                    5

Endwave Corporation *(ss.)                             600                    5

Stratos International *(ss.)                           726                    4

American Access Technologies *                       2,400                    4

Norstan *                                            1,300                    4

Proxim *(ss.)                                        1,700                    2

Redback Networks, Warrants, 1/1/10 *                    82                    0

Redback Networks, Warrants, 1/1/10 *                    78                    0

Optical Cable, Warrants, 10/24/07 *@                   212                    0

                                                                          2,933

Computers & Peripherals   1.2%

Seagate Technology (ss.)                            19,000                  274

Diebold                                              3,100                  164

Sandisk *(ss.)                                       6,900                  150

Storage Technology *                                 4,900                  142

Western Digital *                                    9,300                   81

Maxtor *                                            10,604                   70

UNOVA *(ss.)                                         3,300                   67

Avid Technology *                                    1,200                   65

Electronics for Imaging *                            2,300                   65

Palm *(ss.)                                          1,750                   61

Imation                                              1,400                   60

Intergraph *                                         1,800                   47

Video Display (ss.)                                  1,440                   38

In Focus Systems *                                   4,500                   38

Synaptics *                                          1,600                   31

Hypercom *(ss.)                                      3,500                   30

Hutchinson Technology *(ss.)                         1,200                   30

Advanced Digital Info *                              2,900                   28

Interphase *(ss.)                                    2,400                   25

Presstek *(ss.)                                      2,100                   22

Quantum DLT & Storage Systems Group *(ss.)           6,800                   21

SBS Technologies *                                   1,300                   21

Iomega                                               3,560                   20

Cray *(ss.)                                          2,900                   19

Silicon Graphics *(ss.)                              8,700                   19

Overland Data *(ss.)                                 1,300                   17

Pinnacle Systems *                                   2,400                   17

Rimage *                                             1,100                   17

Mobility Electronics *(ss.)                          1,600                   13

Sigma Designs *(ss.)                                 1,600                   13

Dataram *                                            1,150                   11

Simpletech *(ss.)                                    2,900                   10

Immersion *                                          1,500                    7

Datalink *                                           1,600                    5

Steelcloud *(ss.)                                    1,800                    5

Zoom Telephonics *(ss.)                              1,100                    4

Socket Communications *(ss.)                         1,200                    3

Exabyte *(ss.)                                       3,900                    3

Concurrent Computer *(ss.)                           1,600                    3

                                                                          1,716

Electronic Equipment & Instruments   2.1%

CDW                                                  3,600                  230

Amphenol *                                           4,000                  133

Arrow Electronics *                                  4,900                  131

Vishay Intertechnology *                             6,931                  129

Avnet *                                              4,996                  113

Tech Data *                                          2,700                  106

National Instruments (ss.)                           3,400                  104

Taser International *(ss.)                           2,400                  104

AVX (ss.)                                            7,100                  103

Ingram Micro, Class A *                              6,300                   91

FLIR Systems *(ss.)                                  1,400                   77

Varian *                                             1,400                   59

Benchmark Electronics *                              2,000                   58

Rogers *                                               800                   56

Littelfuse *                                         1,300                   55

Trimble Navigation *                                 1,850                   51

Dionex *                                               900                   50

Aeroflex *                                           3,400                   49

Anixter International                                1,400                   48

Digital Theater Systems *                            1,800                   47

KEMET *                                              3,500                   43

Scansource *                                           700                   42

Electro Scientific Industries *                      1,300                   37

Global Imaging Systems *                             1,000                   37

MTS Systems                                          1,500                   35

Paxar *                                              1,800                   35

Technitrol *                                         1,600                   35

Coherent *                                           1,150                   34

BEI Technologies                                     1,100                   31

Park Electrochemical                                 1,200                   30

Cyberoptics *(ss.)                                   1,150                   30

Radisys *                                            1,600                   30

Veeco *(ss.)                                         1,129                   29

Photon Dynamics *                                      800                   28

Metrologic Instruments *(ss.)                        1,400                   28

Itron *(ss.)                                         1,200                   27

Identix *(ss.)                                       3,674                   27

Landauer                                               600                   27

TTM Technologies *(ss.)                              2,200                   26

Plexus *                                             1,860                   25

Newport *                                            1,550                   25

Agilysys                                             1,800                   25

X-Rite                                               1,700                   25

Lexar Media *(ss.)                                   3,700                   25

Methode Electronics                                  1,800                   23

Excel Technology *                                     700                   23

Daktronics *                                           900                   22

OSI Systems *(ss.)                                   1,100                   22

CTS                                                  1,800                   22

PC Connection *(ss.)                                 3,000                   20

Bell Microproducts *(ss.)                            2,400                   19

Keithley Instruments                                   800                   18

Lo-Jack *                                            2,000                   18

LeCroy *                                               900                   16

OYO Geospace *                                         800                   15

Zygo *                                               1,300                   15

California Amplifier *(ss.)                          1,800                   13

Nu Horizons Electronics *                            1,400                   13

Sirenza Microdevices *                               3,000                   13

Planar Systems *(ss.)                                  900                   12

Panavision *(ss.)                                    1,700                   12

Merix *(ss.)                                         1,000                   11

Sigmatron International *(ss.)                         900                   11

Maxwell Technologies *(ss.)                            800                   10

Trans-Lux Corporation (ss.)                          1,300                    9

Research Frontiers *(ss.)                            1,200                    9

Brightpoint *(ss.)                                     600                    8

SatCon Technology *(ss.)                             3,200                    8

Interlink Electronics *                                700                    7

Digital Video Systems *(ss.)                         5,500                    6

Somera Communications *(ss.)                         2,800                    4

Pemstar *(ss.)                                       1,500                    3

Zomax *                                                800                    3

Superconductor Technologies *                          800                    1

                                                                          2,916

Internet Software & Services   2.0%

InterActiveCorp *                                   29,211                  880

VeriSign *                                          10,188                  203

Akamai Technologies *(ss.)                           5,878                  106

Ask Jeeves *(ss.)                                    2,300                   90

Earthlink *                                          7,720                   80

CNET Networks *(ss.)                                 6,871                   76

Infospace.com *(ss.)                                 1,485                   56

RealNetworks *(ss.)                                  7,900                   54

United Online *(ss.)                                 3,000                   53

DoubleClick *                                        6,192                   48

Webex Communications *(ss.)                          2,000                   44

Opsware *(ss.)                                       5,400                   43

Digital River *                                      1,300                   42

Valueclick *                                         3,200                   38

NetRatings *(ss.)                                    2,300                   37

Openwave Systems *(ss.)                              2,887                   37

S1 *                                                 3,500                   35

CMGI *(ss.)                                         17,668                   34

Sonicwall *                                          3,900                   34

Websense *                                             900                   33

J2 Global Communications *(ss.)                      1,200                   33

aQuantive *(ss.)                                     3,100                   31

Internet Security Systems *                          1,950                   30

Digital Insight *                                    1,431                   30

MatrixOne *                                          4,200                   29

TippingPoint Technologies *(ss.)                     1,100                   28

webMethods *                                         3,208                   27

Chordiant Software *(ss.)                            6,020                   27

Netegrity *                                          3,150                   27

MarketWatch.com *                                    2,200                   26

Digitas *                                            2,282                   25

Interwoven *                                         2,466                   25

Support.com *                                        2,800                   24

Ariba *(ss.)                                        10,300                   20

Vignette *                                          12,148                   20

Autobytel *                                          2,100                   19

Broadvision *(ss.)                                   4,288                   18

FreeMarkets *(ss.)                                   2,750                   18

Stellent *                                           2,000                   17

Corillian *                                          3,000                   15

SeeBeyond Technology Corporation *                   4,000                   15

Niku *(ss.)                                          1,300                   15

Ivillage *(ss.)                                      2,300                   15

Neoforma.com *(ss.)                                  1,200                   15

Looksmart Limited *                                  6,300                   14

Retek *                                              2,145                   13

HomeStore.com *                                      3,300                   13

PEC Solutions *(ss.)                                 1,100                   13

Modem Media *                                        2,400                   13

Entrust Technologies *                               2,500                   11

Kana Software *(ss.)                                 4,567                   11

Register.com *(ss.)                                  1,645                   10

Tumbleweed Communications *(ss.)                     2,300                   10

Vitria Technology *                                  2,950                    9

I-many *(ss.)                                        7,500                    9

Interland *(ss.)                                     2,970                    8

24 / 7 Real Media *                                  1,420                    8

America Online Latin America *                      10,600                    7

Zixit *(ss.)                                           900                    7

Net2Phone *(ss.)                                     1,500                    7

Internap Network Services *                          5,100                    6

Commerce One *(ss.)                                  2,892                    3

                                                                          2,744

IT Services   2.0%

Total Systems Services (ss.)                         8,300                  182

DST Systems *                                        3,540                  170

Iron Mountain *                                      3,380                  163

Alliance Data Systems *                              3,300                  139

Cognizant Technology Solutions *                     5,400                  137

Ceridian *                                           5,900                  133

Certegy                                              3,300                  128

Checkfree Holdings *                                 3,800                  114

Hewitt Associates, Class A *(ss.)                    3,900                  107

Acxiom                                               4,100                  102

Global Payments (ss.)                                1,780                   80

BISYS Group *                                        5,600                   79

National Processing *                                2,700                   78

BearingPoint *                                       8,700                   77

Perot Systems *                                      5,400                   72

Gartner Group *                                      5,100                   66

Anteon International *                               1,900                   62

CACl International, Class A *                        1,400                   57

CSG Systems International *                          2,600                   54

Titan *(ss.)                                         3,449                   45

MPS Group *                                          3,600                   44

Keane *                                              2,460                   34

Startek (ss.)                                          900                   32

Sykes Enterprises *                                  4,200                   32

EFunds *                                             1,800                   31

Forrester Research *                                 1,600                   30

Syntel (ss.)                                         1,800                   30

SRA International, Class A *                           700                   30

Intrado *(ss.)                                       1,800                   29

Maximus *                                              800                   28

Man Tech (ss.)                                       1,400                   26

Sapient *                                            4,100                   25

Edgewater Technology *(ss.)                          3,967                   24

InfoUSA *                                            2,400                   24

CIBER *(ss.)                                         2,900                   24

Inforte *(ss.)                                       2,200                   22

Pegasus Solutions *(ss.)                             1,600                   21

AnswerThink *                                        3,400                   19

Igate Capital *                                      4,500                   18

Medquist *                                           1,482                   17

Safeguard Scientifics *(ss.)                         7,000                   16

InterCept Group *(ss.)                                 900                   15

CompuCom Systems *                                   3,200                   14

Computer Horizons *                                  3,300                   13

Rainmaker Systems *(ss.)                             4,700                   10

Lightbridge *                                        1,638                    9

Management Network Group *                           2,600                    6

Integral Systems *(ss.)                                400                    6

Indus International *                                2,900                    6

Tier Technologies, Class B *(ss.)                      600                    6

Technology Solutions *                               5,200                    6

                                                                          2,692

Office Electronics   0.1%

Zebra Technologies *                                 2,100                  183

Intelli-Check *(ss.)                                   400                    2

                                                                            185

Semiconductor & Semiconductor
Equipment   2.9%

Microchip Technology                                 9,049                  285

Agere Systems, Class A *                            67,700                  156

Lam Research *                                       5,250                  141

Atmel *                                             20,900                  124

International Rectifier *                            2,900                  120

Intersil Holding, Class A                            5,520                  120

Silicon Laboratories *(ss.)                          2,300                  107

Integrated Circuit Systems *                         3,300                   90

Fairchild Semiconductor *                            5,310                   87

Conexant Systems *                                  19,381                   84

Cypress Semiconductor *(ss.)                         5,700                   81

Rambus *(ss.)                                        4,380                   78

Cree *(ss.)                                          3,200                   74

Siliconix *                                          1,500                   74

Integrated Device Technology *                       5,100                   71

Semtech *                                            2,900                   68

Cognex                                               1,700                   65

Amkor Technology *(ss.)                              7,800                   64

Varian Semiconductor Equipment *                     1,600                   62

RF Micro Devices *(ss.)                              8,200                   61

ON Semiconductor *                                  10,900                   55

Skyworks Solutions *(ss.)                            6,200                   54

Cymer *                                              1,400                   52

Vitesse Semiconductor *                             10,031                   49

Silicon Storage Technology *(ss.)                    4,700                   48

Microsemi *                                          3,400                   48

MKS Instruments *                                    2,000                   46

Micrel *                                             3,680                   45

Sigmatel *                                           1,500                   43

Credence Systems *                                   3,100                   43

Mattson Technology *                                 3,513                   42

Omnivision Technologies *(ss.)                       2,600                   41

Mykrolis *                                           2,300                   40

Power Integrations *                                 1,600                   40

Axcelis Technologies *                               3,000                   37

Zoran *                                              1,948                   36

Brooks-Pri Automation *                              1,764                   36

Integrated Silicon Solution *(ss.)                   2,900                   35

Kulicke & Soffa *(ss.)                               3,100                   34

TriQuint Semiconductor *                             6,180                   34

Pixelworks *(ss.)                                    2,200                   34

LTX *                                                3,100                   34

FEI *(ss.)                                           1,400                   33

Lattice Semiconductor *                              4,740                   33

PLX Technology *                                     1,900                   33

ATMI *(ss.)                                          1,200                   33

DSP Group *                                          1,200                   33

Chippac *(ss.)                                       5,100                   32

Cabot Microelectronics *(ss.)                        1,032                   32

Entegris *                                           2,700                   31

AMIS Holdings *                                      1,800                   30

Advanced Energy Industries *                         1,900                   30

Cirrus Logic *(ss.)                                  4,800                   29

Xicor *(ss.)                                         1,800                   27

Tessera Technologies *                               1,500                   27

Cohu                                                 1,400                   27

ESS Technology *                                     2,400                   26

Photronics *                                         1,310                   25

Helix Technology                                     1,100                   23

Artisan Components *                                   900                   23

Semitool *                                           2,000                   23

Pericom Semiconductor *                              2,100                   22

DuPont Photomasks *                                  1,100                   22

Actel *                                              1,200                   22

Atheros Communications *(ss.)                        2,000                   21

Monolithic Systems Technology *                      2,600                   20

Kopin *(ss.)                                         3,700                   19

Mindspeed Technologies *                             3,800                   19

Alliance Semiconductor *                             3,100                   18

Asyst Technology *(ss.)                              1,700                   18

Therma-Wave *                                        3,500                   17

PDF Solutions *(ss.)                                 2,000                   17

Genesis Microchip *(ss.)                             1,200                   17

Virage Logic *                                       1,800                   16

Rudolph Technologies *                                 900                   16

Transmeta *(ss.)                                     7,200                   16

SRS Labs *                                           2,700                   15

MEMC Electronic Materials *                          1,500                   15

ANADIGICS *(ss.)                                     2,595                   13

TranSwitch *(ss.)                                    7,400                   13

Ultratech Stepper *                                    800                   13

Electroglas *(ss.)                                   2,400                   13

CEVA *(ss.)                                          1,600                   13

Nanometrics *(ss.)                                   1,100                   13

NVE *(ss.)                                             300                   12

Sipex *                                              2,000                   11

FSI International *(ss.)                             1,400                   11

Catalyst Semiconductor *                             1,600                   11

EMCORE *                                             3,200                   10

California Micro Devices *(ss.)                        900                   10

Amtech Systems *                                     1,600                    8

Aehr Test Systems *(ss.)                             1,600                    6

hi/fn *                                                409                    5

Three-Five Systems *(ss.)                              950                    5

Micro Component Technology *(ss.)                    3,100                    4

Celeritek                                            1,100                    4

                                                                          3,973

Software   2.5%

Synopsys *                                           6,566                  187

Red Hat *(ss.)                                       7,400                  170

Cadence Design Systems *                            11,477                  168

BEA Systems *                                       16,900                  139

Network Associates *                                 6,672                  121

Fair Isaac (ss.)                                     3,005                  100

Activision *                                         5,250                   83

Hyperion Solutions *(ss.)                            1,800                   79

Jack Henry & Associates                              3,600                   72

TIBCO Software *                                     8,550                   72

Reynolds & Reynolds                                  3,100                   72

Sybase *                                             3,972                   71

Macromedia *                                         2,710                   67

FactSet Research Systems                             1,400                   66

Epicor Software *                                    4,400                   62

RSA Security *(ss.)                                  2,950                   60

Kronos *                                             1,450                   60

Take-Two Interactive Software *(ss.)                 1,800                   55

FileNet *                                            1,700                   54

Quest Software *                                     3,900                   50

Transaction Systems Architects *                     2,100                   45

Macrovision *                                        1,800                   45

Verint Systems *                                     1,300                   44

Wind River Systems *                                 3,776                   44

Ascential Software *                                 2,675                   43

Mentor Graphics *                                    2,700                   42

THQ *(ss.)                                           1,625                   37

Manhattan Associates *                               1,200                   37

Magma Design Automation *(ss.)                       1,900                   37

Ultimate Software Group *(ss.)                       3,500                   35

MICROS Systems *                                       700                   34

Informatica *                                        4,400                   34

Progress Software *                                  1,500                   33

SERENA Software *(ss.)                               1,700                   32

Lawson Software *                                    4,400                   31

NetIQ *                                              2,358                   31

AuthentiDate Holding *(ss.)                          2,800                   31

CCC Information Services *                           1,800                   30

Inet Technologies *                                  2,400                   30

Micromuse *                                          4,360                   29

Midway Games *(ss.)                                  2,479                   29

Ansys *                                                600                   28

Secure Computing *(ss.)                              2,400                   28

Altiris *(ss.)                                       1,000                   28

Borland Software *                                   3,200                   27

Renaissance Learning (ss.)                           1,200                   27

MicroStrategy *(ss.)                                   600                   26

Advent Software *                                    1,400                   25

Embarcadero *                                        2,000                   25

Captaris *(ss.)                                      3,600                   23

SPSS *                                               1,200                   22

E.piphany *                                          4,440                   21

Ansoft *                                             1,400                   21

Sonic Solutions *(ss.)                               1,000                   21

Ulticom *                                            1,800                   21

Accelrys *(ss.)                                      2,000                   20

Quality Systems *                                      400                   20

DocuCorp International *(ss.)                        2,200                   19

Pegasystems *(ss.)                                   2,200                   19

Verity *                                             1,400                   19

Agile Software *                                     2,100                   18

TALX Corporation (ss.)                                 740                   18

ScanSoft *                                           3,600                   18

QRS *                                                2,700                   18

Aspen Technology *(ss.)                              2,400                   17

OPNET Technologies *                                 1,300                   17

MSC Software *(ss.)                                  1,900                   17

Concord Communications *(ss.)                        1,400                   16

MAPICS *                                             1,500                   16

Bottomline Technologies *(ss.)                       1,500                   16

WatchGuard Technologies *                            2,100                   15

Digimarc *(ss.)                                      1,100                   15

Nuance Communications *(ss.)                         3,200                   15

Witness Systems *                                    1,200                   15

PLATO Learning *(ss.)                                1,466                   15

Catapult Communications *                              600                   14

JDA Software Group *                                 1,000                   13

Moldflow *                                           1,200                   13

MRO Software *                                         900                   12

Roxio *(ss.)                                         2,400                   12

MapInfo *(ss.)                                       1,075                   11

Atari *(ss.)                                         4,700                   11

ebix.com *                                             800                   11

Actuate *                                            2,700                   11

Merge Technologies *(ss.)                              700                   10

Datastream *                                         1,500                   10

Manugistics Group *                                  2,900                    9

NYFIX *(ss.)                                         1,850                    9

EPIQ Systems *(ss.)                                    600                    9

NetScout Systems *(ss.)                              1,300                    9

Phoenix Technologies *                               1,200                    8

Portal Software *                                    2,260                    8

Guardian Technologies *(ss.)                         1,500                    8

SCO Group *(ss.)                                     1,200                    7

Vastera *                                            2,300                    7

Palmsource *(ss.)                                      402                    7

Verisity Ltd. *                                      1,100                    7

VA Linux Systems *(ss.)                              2,600                    6

Evolving Systems, Inc. *(ss.)                        1,300                    6

Radiant Systems *                                    1,150                    5

Captiva Software Corp *(ss.)                           500                    5

Viewpoint Corporation *(ss.)                         2,400                    5

NEON Systems *                                       1,200                    5

Ari Network Services *                               3,100                    4

Netguru *                                            2,400                    4

Telecommunication Systems, Class A *(ss.)              600                    3

EPlus *                                                300                    3

Evans & Sutherland Computer *                          600                    3

ONYX Software *                                        625                    3

Acclaim Entertainment *(ss.)                         3,100                    1

                                                                          3,516

Total Information Technology                                             20,675

MATERIALS   3.7%

Chemicals   1.4%

Lyondell Chemical (ss.)                              7,000                  122

Cabot                                                2,900                  118

Valspar                                              2,200                  111

Scotts, Class A *                                    1,300                   83

Lubrizol                                             2,200                   81

Airgas                                               3,300                   79

Cytec Industries                                     1,600                   73

RPM                                                  4,700                   71

Kronos Worldwide (ss.)                               2,075                   71

FMC *                                                1,500                   65

IMC Global                                           4,800                   64

Georgia Gulf                                         1,700                   61

Albemarle                                            1,800                   57

Valhi (ss.)                                          5,000                   57

Macdermid                                            1,600                   54

Olin (ss.)                                           3,000                   53

Minerals Technologies                                  800                   46

Sensient Technologies Corporation (ss.)              2,100                   45

Millennium Chemicals *                               2,600                   45

OM Group *                                           1,100                   36

Headwaters *(ss.)                                    1,400                   36

Ferro                                                1,300                   35

Terra Nitrogen Com *                                 2,800                   34

W. R. Grace *(ss.)                                   5,400                   33

PolyOne *                                            4,400                   33

Symyx Technologies *                                 1,350                   33

H.B. Fuller                                          1,120                   32

Spartech                                             1,200                   31

Cambrex                                              1,200                   30

A. Schulman                                          1,300                   28

NL Industries (ss.)                                  1,900                   28

Arch Chemicals                                         950                   27

Crompton                                             4,124                   26

Calgon Carbon (ss.)                                  2,600                   17

Nanophase Technologies *(ss.)                        2,300                   17

Lesco *                                              1,200                   16

OMNOVA Solutions *                                   2,500                   15

Wellman (ss.)                                        1,600                   13

ICO *(ss.)                                           5,500                   13

CFC International *                                  1,600                   13

                                                                          1,902

Construction Materials   0.3%

Lafarge                                              2,700                  117

Martin Marietta Materials                            2,000                   89

Florida Rock Industries                              1,825                   77

Eagle Materials (ss.)                                  800                   57

Texas Industries                                       800                   33

Devcon International *                               2,100                   25

U.S. Concrete *                                      1,900                   13

Ameron International                                   300                   10

                                                                            421

Containers & Packaging   0.6%

Smurfit-Stone Container *                           10,100                  202

Packaging Corp. of America                           4,700                  112

Owens-Illinois *                                     6,200                  104

Sonoco Products                                      3,960                  101

Crown Cork & Seal *                                  7,800                   78

Aptargroup                                           1,500                   66

Greif Bros.                                          1,100                   46

Silgan Holdings                                      1,000                   40

Longview Fibre *                                     2,100                   31

Myers Industries                                     1,600                   23

Rock-Tenn                                            1,100                   19

Caraustar *                                          1,300                   18

Packaging Dynamics                                   1,180                   16

Chesapeake Corp.                                       600                   16

                                                                            872

Metals & Mining   1.2%

CONSOL Energy (ss.)                                  4,200                  151

Southern Peru Copper (ss.)                           3,300                  136

Peabody Energy                                       2,300                  129

International Steel *                                4,000                  119

Massey                                               3,700                  104

Glamis Gold *(ss.)                                   5,300                   93

Arch Coal                                            2,100                   77

Stillwater Mining *(ss.)                             4,717                   71

Steel Dynamics *(ss.)                                2,200                   63

Meridian Gold *                                      4,600                   60

Century Aluminum *                                   2,200                   54

Gibraltar Steel                                      1,300                   43

Quanex                                                 800                   39

GrafTech International *                             3,700                   39

Hecla Mining *(ss.)                                  6,500                   37

USEC                                                 4,200                   37

Commercial Metals                                    1,100                   36

Coeur d'Alene Mines *(ss.)                           8,600                   35

Carpenter Technology                                 1,000                   34

Oregon Steel Mills *(ss.)                            2,300                   34

Cleveland-Cliffs *(ss.)                                600                   34

Universal Stainless & Alloy Products *               2,900                   32

AK Steel *(ss.)                                      5,844                   31

Ryerson Tull                                         1,600                   25

Northwest Pipe *                                     1,400                   25

Royal Gold (ss.)                                     1,700                   24

Westmoreland Coal *(ss.)                             1,200                   23

NN                                                   1,600                   20

Steel Technologies (ss.)                               800                   18

Synalloy *                                           1,500                   15

U. S. Gold *                                         4,300                    3

                                                                          1,641

Paper & Forest Products   0.2%

Bowater                                              2,200                   91

Potlatch                                             1,300                   54

MAXXAM *(ss.)                                        1,500                   40

Buckeye Technologies *                               2,600                   30

Wausau-Mosinee Paper                                 1,600                   28

P.H. Glatfelter                                      1,800                   25

Schweitzer Mauduit                                     800                   25

Pope & Talbot                                        1,100                   22

Deltic Timber                                          500                   19

Badger Paper Mills *                                 2,000                   10

FiberMark *                                          1,800                    0

                                                                            344

Total Materials                                                           5,180

TELECOMMUNICATION SERVICES   1.4%

Diversified Telecommunication
Services   0.5%

NTL *                                                3,600                  208

Level 3 Communications *(ss.)                       26,500                   94

Commonwealth Telephone
Enterprises *(ss.)                                   1,100                   49

Cincinnati Bell *                                    9,448                   42

PTEK Holdings *                                      2,700                   31

IDT *                                                1,400                   25

Lynch Interactive *(ss.)                               700                   24

Corvis *(ss.)                                       16,900                   24

General Communications *                             2,800                   22

Time Warner Telecom *(ss.)                           5,060                   21

CT Communications (ss.)                              1,400                   21

Infonet Services *                                  11,100                   20

Covad Communications Group *(ss.)                    8,062                   19

Surewest Communications (ss.)                          600                   19

D&E Communications (ss.)                             1,409                   19

Primus Telecommunications *(ss.)                     3,400                   17

US LEC *(ss.)                                        3,000                   12

Hickory Technology                                   1,200                   12

XETA Technologies *                                  2,400                   12

Alaska Communications
Systems Group *(ss.)                                 1,000                    6

McLeodUSA *(ss.)                                     3,461                    2

Acceris Communications *(ss.)                          900                    2

McLeodUSA, Class A *(ss.)@                          16,412                    0

Wireless Telecommunication
Services   0.9%

Telephone and Data Systems                           2,500                  178

U. S. Cellular *                                     3,700                  143

Crown Castle International *                         9,200                  136

American Tower Systems, Class A *                    8,600                  131

Nextel Partners, Class A *(ss.)                      8,100                  129

Western Wireless, Class A *                          3,900                  113

Spectrasite *                                        1,900                   82

Centennial Communication *(ss.)                      6,500                   46

Alamosa Holdings *                                   5,300                   39

Price Communications                                 2,450                   36

Wireless Facilities *(ss.)                           2,800                   27

@Road *(ss.)                                         3,200                   24

Dobson Communications, Class A *(ss.)                6,000                   20

Triton PCS Holdings, Class A *(ss.)                  4,000                   17

Boston Communications Group *(ss.)                   1,600                   16

Rural Cellular, Class A *(ss.)                       1,700                   15

Skyterra Communications *                            2,000                   15

Aether Systems *(ss.)                                4,000                   14

EMS Technologies *                                     400                    8

Metro One Telecommunications *(ss.)                  1,050                    2

                                                                          1,191

Total Telecommunication Services                                          1,892

UTILITIES   2.9%

Electric Utilities   1.3%

Wisconsin Energy                                     4,900                  160

Texas Genco Holdings (ss.)                           3,300                  149

PEPCO Holdings                                       7,000                  128

Alliant                                              4,700                  123

DPL                                                  5,900                  115

Northeast Utilities                                  5,400                  105

NSTAR                                                2,115                  101

Puget Energy                                         4,600                  101

OGE Energy                                           3,800                   97

Great Plains Energy                                  3,200                   95

Hawaiian Electric Industries (ss.)                   3,000                   78

WPS Resources                                        1,600                   74

Public Service of New Mexico                         3,000                   62

DQE (ss.)                                            3,000                   58

Western Resources                                    2,600                   52

IdaCorp (ss.)                                        1,700                   46

Black Hills                                          1,300                   41

Unisource Energy (ss.)                               1,500                   37

CH Energy Group (ss.)                                  800                   37

Cleco                                                1,900                   34

El Paso Electric *                                   2,200                   34

United Illuminating                                    600                   29

Madison Gas & Electric                                 700                   23

Central Vermont Public Service                       1,100                   23

Otter Tail (ss.)                                       800                   21

Empire District Electronics (ss.)                      800                   16

UNITIL                                                 600                   16

Baycorp Holdings *                                     662                    8

Maine Maritimes                                        100                    3

                                                                          1,866

Gas Utilities   0.5%

AGL Resources                                        2,900                   84

Washington Gas & Light (ss.)                         2,400                   69

Piedmont Natural Gas Company (ss.)                   1,600                   68

Southern Union (ss.)                                 2,973                   63

UGI                                                  1,950                   63

Atmos Energy (ss.)                                   1,900                   49

New Jersey Resources                                 1,100                   46

Northwest Natural Gas                                  900                   27

Cascade Natural Gas                                  1,100                   24

Southwest Gas                                        1,000                   24

Laclede Gas (ss.)                                      700                   19

Chesapeake Utilities (ss.)                             800                   18

SEMCO Energy                                         3,000                   18

RGC Resources                                          700                   17

South Jersey Industries                                300                   13

EnergySouth                                            300                   12

NUI (ss.)                                              700                   10

                                                                            624

Multi-Utilities & Unregulated Power   1.0%

SCANA                                                4,610                  168

Energy East                                          6,100                  148

Questar                                              3,600                  139

Reliant Resources *                                 12,500                  135

Equitable Resources                                  2,600                  135

MDU Resources Group                                  4,750                  114

NRG Energy *(ss.)                                    4,600                  114

National Fuel Gas Company                            3,800                   95

Vectren                                              3,399                   85

ONEOK                                                3,700                   81

Energen                                              1,300                   63

Avista                                               2,300                   42

Sierra Pacific Resources *(ss.)                      5,300                   41

Aquila *                                             6,788                   24

Florida Public Utilities                             1,033                   19

                                                                          1,403

Water Utilities   0.1%

Aqua America                                         3,951                   79

California Water Service Group                       1,000                   28

Connecticut Water Service (ss.)                        850                   22

Pennichuck                                             200                    5

                                                                            134

Total Utilities                                                           4,027

Total Common Stocks
(Cost  $118,869)                                                        132,892

CORPORATE BONDS   0.0%

Brookfield Homes, 12.00%,
6/30/20                                              5,000                    5

Total Corporate Bonds (Cost  $5)                                              5

SHORT-TERM INVESTMENTS   3.5%

Money Market Fund   3.1%

T. Rowe Price Reserve
Investment Fund, 1.16% #                         4,385,035                4,385

Total Money Market Funds
(Cost  $4,385)                                                            4,385

U.S. Treasury Obligations 0.4%

U.S. Treasury Bills, 1.03%,
7/15/04 ++                                         550,000                  550

Total U.S. Government & Agencies
(Cost  $550)                                                                550

Total Short-Term Investments
(Cost  $4,935)                                                            4,935

SECURITIES LENDING COLLATERAL   21.9%

Money Market Pooled Account   21.9%

State Street Bank and Trust
Company of New Hampshire N.A.
Securities Lending
Quality Trust units, 1.22% #                    30,381,715               30,382

Total Securities Lending
Collateral (Cost  $30,382)                                               30,382

Total Investments in Securities

121.2% of Net Assets (Cost $154,190)                       $            168,214
                                                            -------------------

Futures Contracts

($ 000s)

                                                  Contract           Unrealized
                            Expiration               Value           Gain (Loss)
                            ----------            --------           ----------
Long, 10 S&P Mid-Cap
400 Index contracts,
$151 par of U.S.
Treasury Bills pledged
as initial margin                 9/04     $         3,041      $            58

Long, 8 Russell 2000
Index contracts, $122
par of U.S. Treasury Bills
pledged as initial margin         9/04               2,369                   63

Long, 1 NASDAQ 100 Index
contracts, $17 par of U.S.
Treasury Bills pledged as
initial margin                    9/04                 152                    0

Net payments (receipts) of
variation margin to date                                                    (82)

Variation margin receivable
(payable) on open
futures contracts                                               $            39
                                                                ---------------

(1)   Denominated in U.S. dollar unless otherwise noted

#     Seven-day yield

*     Non-income producing

(ss.) All or a portion of this security is on loan at June 30, 2004 - See Note 2

@ Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2004.

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total value of such securities at period-end amounts to $16 and represents 0.0% of net assets

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities,
at value (cost $154,190)                                   $            168,214

Other assets                                                              1,900

Total assets                                                            170,114

Liabilities

Obligation to return securities
lending collateral                                                       30,381

Other liabilities                                                           991

Total liabilities                                                        31,372

NET ASSETS                                                 $            138,742
                                                           --------------------
Net Assets Consist of:

Undistributed net investment income (loss)                 $                531

Undistributed net realized gain (loss)                                  (15,614)

Net unrealized gain (loss)                                               14,145

Paid-in-capital applicable to
11,623,243 shares of $0.0001
par value capital stock outstanding;
1,000,000,000 shares of the
Corporation authorized                                                  139,680

NET ASSETS                                                 $            138,742
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              11.94
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Income
  Dividend                                                 $                683

  Securities lending                                                         35

  Total income                                                              718

Investment management and
administrative expense                                                      260

Net investment income (loss)                                                458

Realized and Unrealized
Gain (Loss)

Net realized gain (loss)
  Securities                                                              1,675

  Futures                                                                   197

  Net realized gain (loss)                                                1,872

Change in net unrealized
gain (loss)
  Securities                                                              4,756

  Futures                                                                    (2)

  Change in net unrealized
  gain (loss)                                                             4,754

Net realized and unrealized
gain (loss)                                                               6,626

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              7,084
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $           458      $           776

  Net realized gain (loss)                           1,872                  (76)

  Change in net unrealized
  gain (loss)                                        4,754               31,681

  Increase (decrease) in net
  assets from operations                             7,084               32,381

Distributions to shareholders
  Net investment income                                 --                 (733)

Capital share transactions *
  Shares sold                                       29,609               42,770

  Distributions reinvested                              --                  709

  Shares redeemed                                  (16,836)             (22,910)

  Redemption fees received                               5                    5

  Increase (decrease) in net assets
  from capital share transactions                   12,778               20,574

Net Assets

  Increase (decrease) during period                 19,862               52,222

  Beginning of period                              118,880               66,658

  End of period                            $       138,742      $       118,880
                                           ------------------------------------

(Including undistributed net
investment income of $531 at
6/30/04 and $73 at 12/31/03)

*Share information
  Shares sold                                        2,525                4,525

  Distributions reinvested                            --                     65

  Shares redeemed                                   (1,451)              (2,437)

  Increase (decrease) in shares outstanding          1,074                2,153

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust and commenced operations on January 30, 1998. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor's 500 Stock Index(R), as represented by the Wilshire 4500 Completion Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Redemption Fees
A 0.5% fee is assessed on redemptions of fund shares held less than 90 days to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended June 30, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2004, the value of loaned securities was $29,724,000; aggregate collateral consisted of $30,382,000 in the money market pooled trust and U.S. government securities valued at $7,000.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $18,265,000 and $5,847,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $17,382,000 of unused capital loss carryforwards, of which $8,452,000 expire in 2009, $8,759,000 expire in 2010, and $171,000 expire in 2011.

At June 30, 2004, the cost of investments for federal income tax purposes was $154,190,000. Net unrealized gain aggregated $14,145,000 at period-end, of which $35,620,000 related to appreciated investments and $21,475,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2004, $72,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $34,000.

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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Extended Equity Market Index Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Index Trust, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004



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